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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05551

AmSouth Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31/05

Date of reporting period: 10/31/04

                    Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

                    A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

                    File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X[17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Value Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

COMMON STOCKS (98.2%)

ACE Ltd. #	268,000	10,200
AFLAC, Inc.	254,700	9,139
Alcoa, Inc.	320,000	10,400
American Electric Power Co., Inc.	195,194	6,428
American International Group, Inc. #	222,000	13,478
Archer-Daniels-Midland Co.	129,000	2,499
Bank of America Corp.	405,000	18,141
BellSouth Corp.	469,300	12,516
Bristol-Myers Squibb Co. #	478,100	11,202
Caterpillar, Inc.	110,000	8,859
ChevronTexaco Corp.	204,800	10,867
Chubb Corp.	36,800	2,654
CIT Group, Inc.	328,000	13,251
Citigroup, Inc.	379,200	16,826
Colgate-Palmolive Co.	117,000	5,220
Computer Associates International, Inc. #	150,000	4,157
ConAgra Foods, Inc.	50,000	1,320
ConocoPhillips	134,000	11,297
Costco Wholesale Corp.	184,000	8,821
CSX Corp.	76,600	2,796
Darden Restaurants, Inc.	260,000	6,370
Devon Energy Corp.	34,400	2,545
Dominion Resources, Inc.	85,300	5,486
Dow Chemical Co. #	91,200	4,099
Eastman Chemical Co.	156,500	7,429
EMC Corp. (b)	756,500	9,736
Entergy Corp.	55,600	3,634
Exelon Corp.	34,200	1,355
Freddie Mac	93,500	6,227
Genuine Parts Co.	170,000	6,781
Golden West Financial Corp. (b)	23,900	2,794
Goldman Sachs Group, Inc. #	40,800	4,014
Halliburton Co.	300,000	11,112
Health Management Associates, Inc., Class A	433,700	8,960
Hewlett-Packard Co. #	900,000	16,794
Home Depot, Inc.	221,500	9,099
Honeywell International, Inc.	150,118	5,056
IBM Corp.	62,135	5,577
Ingersoll-Rand Co., Class A	98,800	6,762
International Paper Co.	70,700	2,723
J.P. Morgan Chase & Co.	220,000	8,492
Lincoln National Corp.	193,300	8,467
Lockheed Martin Corp.	185,000	10,192
McDonald’s Corp.	78,724	2,295
MeadWestvaco Corp.	125,649	3,962
Merrill Lynch & Co., Inc.	50,000	2,697
MetLife, Inc.	165,500	6,347
Noble Corp. (b)	69,600	3,179
Nokia Corp. - ADR	271,700	4,190
Office Depot, Inc. (b)	600,000	9,715
Prudential Financial, Inc.	169,600	7,881
Raytheon Co.	219,800	8,018
SBC Communications, Inc.	428,000	10,811
Sprint Corp. #	690,000	14,455
St. Paul Cos., Inc.	463,100	15,726

See notes to schedule of portfolio investments.

Value Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Staples, Inc.	52,400	1,558
SunTrust Banks, Inc. #	56,200	3,955
Texas Instruments, Inc.	113,300	2,770
Time Warner, Inc. (b) #	300,000	4,992
Tyco International, Ltd. #	336,000	10,467
U.S. Bancorp	131,600	3,765
United Technologies Corp.	53,800	4,994
Verizon Communications, Inc.	108,966	4,261
Viacom, Inc., Class B	283,800	10,356
Wachovia Corp.	108,500	5,339
Walt Disney Co.	56,400	1,422
Washington Mutual, Inc.	324,600	12,565
Wells Fargo & Co.	64,600	3,858
Weyerhaeuser Co.	100,000	6,263
XL Capital, Ltd.	115,500	8,374

TOTAL COMMON STOCKS		507,990

INVESTMENT COMPANIES (1.7%)
Goldman Sachs Financial Square Prime Obligations Fund	8,502,401	8,502

TOTAL INVESTMENT COMPANIES		8,502

AFFILIATED SECURITIES (0.3%)
AmSouth Prime Money Market Fund	1,792,973	1,793

TOTAL AFFILIATED SECURITIES		1,793

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.6%)
BNY Institutional Cash Reserve Fund	34,123,094	34,123

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		34,123

TOTAL INVESTMENTS
(Cost $429,038) (a) - 106.8%		552,408
Liabilities in excess of other assets - (6.8%)		(35,268)

NET ASSETS - 100.0%		$517,140

(a)	Cost for federal income tax purposes is $465,757. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$93,372
Unrealized depreciation	(6,721)

Net unrealized appreciation	$86,651

(b)	Represents non-income producing security.
#	A portion or all of this security is on loan as of October 31, 2004.
ADR - American Depository Receipt
BNY - Bank of New York

See notes to schedule of portfolio investments.

Select Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

COMMON STOCKS (98.4%)
American Power Conversion Corp.	322,000	6,208
Automatic Data Processing, Inc.	227,700	9,881
Briggs & Stratton Corp.	44,900	3,224
Gannett Co., Inc.	106,000	8,793
General Mills, Inc.	130,500	5,775
Gillette Co.	92,000	3,816
H.J. Heinz Co.	169,300	6,154
Harley-Davidson, Inc.	106,600	6,137
Home Depot, Inc.	264,000	10,844
International Flavors & Fragrances, Inc.	150,000	5,858
J.M. Smucker Co.	82,478	3,670
Kimberly-Clark Corp.	105,000	6,265
McDonald’s Corp.	324,300	9,453
Pfizer, Inc.	108,020	3,127
Pitney Bowes, Inc.	208,100	9,104
Snap-on, Inc.	98,200	2,885
SYSCO Corp.	191,500	6,180
Tribune Co.	128,000	5,530
Walt Disney Co.	309,200	7,798
Waste Management, Inc.	286,160	8,150

TOTAL COMMON STOCKS		128,852

AFFILIATED SECURITIES (1.0%)
AmSouth Prime Money Market Fund	1,250,327	1,250
AmSouth Treasury Reserve Money Market Fund	1,785	2

TOTAL AFFILIATED SECURITIES		1,252

TOTAL INVESTMENTS
(Cost $117,906) (a) — 99.4%		130,104
Other assets in excess of liabilities — 0.6%		806

NET ASSETS — 100.0%		$130,910

(a)	Represents cost for financial reporting purposes, and is the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$15,084
Unrealized depreciation	(2,886)

Net unrealized appreciation	$12,198

See notes to schedule of portfolio investments.

Enhanced Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

COMMON STOCKS (98.2%)

3M Co.	16,700	1,294
Abbott Laboratories	33,000	1,406
ACE Ltd.	5,000	190
ADC Telecommunications, Inc. (b)	14,000	31
Adobe Systems, Inc.	4,100	230
Adolph Coors Co., Class B	600	40
AES Corp. (b)	11,300	123
Aetna, Inc.	5,400	513
Affiliated Computer Services, Inc., Class A (b)	1,100	60
AFLAC, Inc.	17,600	631
Agilent Technologies, Inc. (b)	16,900	424
Air Products and Chemicals, Inc.	7,900	420
Alberto-Culver Co.	3,150	141
Albertson’s, Inc.	1,300	30
Alcoa, Inc.	27,200	884
Allegheny Energy, Inc. (b) #	2,000	37
Allegheny Technologies, Inc.	1,300	22
Allergan, Inc.	3,400	243
Allstate Corp.	2,600	125
Altera Corp. (b)	6,500	148
Altria Group, Inc.	21,700	1,052
Ambac Financial Group, Inc.	3,400	265
Amerada Hess Corp.	3,200	258
Ameren Corp.	3,300	158
American Electric Power Co.	6,620	218
American Express Co.	9,500	504
American International Group, Inc.	45,216	2,746
American Standard Cos., Inc. (b)	6,800	249
Amgen, Inc. (b)	10,948	622
Anadarko Petroleum Corp.	8,700	587
Analog Devices, Inc.	12,600	507
Anheuser-Busch Cos., Inc.	13,900	694
Anthem, Inc. (b)	2,300	185
Aon Corp.	1,100	22
Apache Corp.	10,302	522
Apartment Investment & Management Co., Class A	1,500	55
Apple Computer, Inc. (b)	13,500	709
Applied Materials, Inc. (b)	42,900	691
Applied Micro Circuits Corp. (b)	10,900	40
Archer-Daniels-Midland Co.	22,611	438
Ashland, Inc.	2,500	144
Autodesk, Inc. #	2,700	142
Automatic Data Processing, Inc.	16,100	699
Avaya, Inc. (b)	10,279	148
Avery Dennison Corp.	800	49
Ball Corp.	1,900	76
Bank of America Corp.	60,176	2,696
Bank of New York Co., Inc.	25,900	841
Baxter International, Inc.	10,600	326
Becton, Dickinson & Co.	8,700	457
BellSouth Corp.	31,600	843
Bemis Co., Inc.	3,700	98
Best Buy Co., Inc.	5,600	332
BJ Services Co.	4,200	214

See notes to schedule of portfolio investments.

Enhanced Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Black & Decker Corp.	2,500	201
BMC Software, Inc. (b)	6,200	117
Boeing Co.	14,500	724
Boise Cascade Corp.	3,000	89
Boston Scientific Corp. (b)	26,200	925
Bristol-Myers Squibb Co.	44,100	1,033
Broadcom Corp., Class A (b)	8,000	216
Brown-Forman Corp., Class B	600	27
Brunswick Corp.	3,400	160
Burlington Northern Santa Fe Corp.	13,000	544
Burlington Resources, Inc.	13,700	569
C.R. Bard, Inc.	3,600	204
Calpine Corp. (b) #	6,700	17
Cardinal Health, Inc.	14,900	697
Caremark Rx, Inc. (b)	7,900	237
Caterpillar, Inc.	11,000	886
CenterPoint Energy, Inc. #	4,900	51
Centex Corp.	3,500	182
CenturyTel, Inc.	4,800	154
ChevronTexaco Corp.	48,838	2,591
Chubb Corp.	6,700	483
CIENA Corp. (b)	19,800	49
CIGNA Corp.	4,800	305
Cinergy Corp.	2,900	115
Circuit City Stores, Inc.	7,200	117
Cisco Systems, Inc. (b)	150,600	2,893
Citigroup, Inc.	98,366	4,365
Citizens Communications Co.	5,800	78
Citrix Systems, Inc. (b)	2,900	70
Clear Channel Communications, Inc.	10,300	344
Clorox Co.	7,400	404
CMS Energy Corp. (b)	2,600	24
Coach, Inc. (b)	4,100	191
Coca-Cola Co.	48,200	1,960
Coca-Cola Enterprises, Inc.	12,600	263
Colgate-Palmolive Co.	14,600	651
Comcast Corp., Class A (b)	16,512	487
Comerica, Inc.	1,000	62
Computer Associates International, Inc.	10,100	280
Computer Sciences Corp. (b)	3,300	164
Compuware Corp. (b)	13,400	78
ConocoPhillips	19,764	1,666
Consolidated Edison, Inc.	4,100	178
Constellation Energy Group	2,800	114
Convergys Corp. (b)	5,000	65
Cooper Industries, Ltd., Class A	3,300	211
Cooper Tire & Rubber Co.	1,100	21
Corning, Inc. (b)	48,400	554
Countrywide Financial Corp.	19,600	626
CSX Corp.	5,800	212
Cummins, Inc.	1,500	105
Dana Corp.	5,200	78
Darden Restaurants, Inc.	5,550	136
Deere & Co.	8,600	514
Dell, Inc. (b)	43,500	1,525
Delta Air Lines, Inc. (b) #	2,100	11
Devon Energy Corp.	7,400	547

See notes to schedule of portfolio investments.

Enhanced Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Dillard’s, Inc., Class A	1,400	29
Dollar General Corp.	9,200	177
Dominion Resources, Inc.	5,604	360
Dover Corp.	7,000	275
Dow Chemical Co.	16,200	728
DTE Energy Co.	2,800	120
Duke Energy Corp.	16,300	400
Dynergy, Inc., Class A (b) #	5,900	29
E*TRADE Financial Corp. (b)	12,500	161
E.I. du Pont de Nemours & Co.	32,278	1,384
Eastman Chemical Co.	1,400	66
Eaton Corp.	5,300	339
eBay, Inc. (b)	5,700	556
Ecolab, Inc.	600	20
Edison International	5,500	168
El Paso Energy Corp. #	11,053	99
Electronic Data Systems Corp.	5,200	111
Eli Lilly & Co.	19,500	1,071
EMC Corp. (b)	83,500	1,075
Emerson Electric Co.	14,300	916
Engelhard Corp. #	4,400	125
Entergy Corp.	3,800	248
EOG Resources, Inc.	2,000	133
Equity Office Properties Trust	6,700	188
Equity Residential Property	4,800	160
Exelon Corp.	11,350	451
Exxon Mobil Corp.	125,864	6,196
Family Dollar Stores, Inc.	2,900	86
Fannie Mae	10,300	723
Federated Department Stores, Inc.	5,700	288
Federated Investors, Inc., Class B	1,900	55
Fifth Third Bancorp	600	30
First Data Corp.	210	9
FirstEnergy Corp.	5,497	227
Fiserv, Inc. (b)	3,300	117
Forest Laboratories, Inc. (b)	12,900	575
Fortune Brands, Inc.	5,000	364
FPL Group, Inc. #	3,100	214
Franklin Resources, Inc.	4,300	261
Freddie Mac	5,000	333
Freeport-McMoRan Copper & Gold, Inc., Class B	4,900	177
Gateway, Inc. (b)	5,100	30
General Dynamics Corp.	6,900	705
General Electric Co.	196,200	6,693
General Mills, Inc.	6,500	288
Genuine Parts Co.	1,200	48
Genzyme Corp. (b)	3,900	205
Gillette Co.	23,600	979
Golden West Financial Corp.	2,700	316
Goldman Sachs Group, Inc.	12,500	1,230
Goodrich Corp.	4,100	126
Goodyear Tire & Rubber Co. (b)	3,000	30
Great Lakes Chemical Corp.	900	23
Guidant Corp.	10,900	726
H & R Block, Inc.	3,000	143
H.J. Heinz Co.	12,200	443

See notes to schedule of portfolio investments.

Enhanced Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Halliburton Co.	7,600	282
Harrah’s Entertainment, Inc.	1,900	111
Hartford Financial Services Group	5,000	292
Hasbro, Inc.	2,800	50
Hercules, Inc. (b)	1,800	26
Hewlett-Packard Co.	86,311	1,611
Home Depot, Inc.	21,600	887
Honeywell International, Inc.	29,900	1,007
Hospira, Inc. (b)	2,680	86
Humana, Inc. (b)	5,600	107
Huntington Bancshares, Inc.	3,900	93
IBM Corp.	32,000	2,872
IMS Health, Inc.	7,700	163
Ingersoll Rand Co.	6,000	411
Intel Corp.	122,600	2,729
International Flavors & Fragrances, Inc.	3,300	129
International Game Technology	12,000	396
Intuit, Inc. (b)	3,300	150
ITT Industries, Inc.	3,200	260
J.C. Penney Co., Inc., Holding Co.	5,000	173
J.P. Morgan Chase & Co., Inc.	61,824	2,387
Jabil Circuit, Inc. (b)	6,700	163
JDS Uniphase Corp. (b)	35,100	111
Jefferson-Pilot Corp.	2,400	116
Johnson & Johnson	51,500	3,006
Johnson Controls, Inc.	6,600	379
Jones Apparel Group, Inc.	4,200	148
KB Home	1,600	132
Kerr-McGee Corp.	4,700	278
KeySpan Corp.	2,600	104
Kimberly-Clark Corp.	12,400	740
Kinder Morgan, Inc.	2,000	129
King Pharmaceuticals, Inc. (b)	4,166	45
KLA-Tencor Corp. (b)	4,300	196
Knight-Ridder, Inc.	300	21
Kroger Co. (b)	12,900	195
Leggett & Platt, Inc.	3,300	93
Lehman Brothers Holdings, Inc.	7,600	624
Lexmark International Group, Inc., Class A (b)	4,500	374
Limited Brands	16,452	408
Lincoln National Corp.	6,100	267
Liz Claiborne, Inc.	3,800	155
Lockheed Martin Corp.	15,500	854
Loews Corp.	6,400	383
Louisiana-Pacific Corp.	1,900	47
Lowe’s Cos., Inc.	17,900	1,006
LSI Logic Corp. (b)	13,400	61
Lucent Technologies, Inc. (b)	74,800	266
M&T Bank Corp.	4,100	422
Manor Care, Inc.	1,500	49
Marathon Oil Corp.	12,000	457
Marsh & McLennan Cos., Inc.	18,100	501
Marshall & Ilsley Corp.	3,900	164
Mattel, Inc.	7,300	128
May Department Stores Co.	5,000	130
MBIA, Inc.	400	23
MBNA Corp.	37,150	952

See notes to schedule of portfolio investments.

Enhanced Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

McCormick & Co., Inc.	500	18
McDonald’s Corp.	31,000	904
McGraw Hill Cos., Inc.	6,600	569
McKesson Corp.	9,400	251
MeadWestvaco Corp.	3,500	110
Medco Health Solutions, Inc. (b)	4,574	155
MedImmune, Inc. (b)	4,400	125
Medtronic, Inc.	21,000	1,073
Mellon Financial Corp.	14,800	428
Merck & Co., Inc.	44,100	1,381
Meredith Corp.	900	44
Merrill Lynch & Co., Inc.	20,800	1,122
MetLife, Inc.	26,100	1,001
Microsoft Corp.	188,700	5,281
Millipore Corp. (b)	1,700	78
Monsanto Co.	7,931	339
Moody’s Corp.	2,600	202
Morgan Stanley	23,800	1,216
Motorola, Inc.	76,200	1,315
Mylan Laboratories, Inc.	4,600	79
National Semiconductor Corp.	10,600	177
Navistar International Corp. (b)	1,300	45
New York Times Co., Class A	4,700	188
Newell Rubbermaid, Inc.	1,600	34
Newmont Mining Corp.	13,100	623
Nicor, Inc.	700	26
NIKE, Inc., Class B	9,100	740
NiSource, Inc.	4,400	94
Noble Corp. (b)	3,900	178
Nordstrom, Inc.	4,200	181
Norfolk Southern Corp.	13,700	465
North Fork Bancorporation, Inc.	2,900	128
Northern Trust Corp.	7,700	328
Novell, Inc. (b) #	6,800	49
Novellus Systems, Inc. (b)	3,800	98
NVIDIA Corp. (b) #	5,700	82
Occidental Petroleum Corp.	6,800	380
Office Depot, Inc. (b)	5,500	89
Omnicom Group, Inc.	3,300	260
Oracle Corp. (b)	88,900	1,125
Pactiv Corp. (b)	2,700	64
Pall Corp.	2,100	54
Parametric Technology Corp. (b)	4,200	22
Parker Hannifin Corp.	4,100	290
Peoples Energy Corp.	600	26
Peoplesoft, Inc. (b)	6,100	127
Pepsi Bottling Group, Inc.	1,800	50
PepsiCo, Inc.	34,490	1,710
PerkinElmer, Inc.	4,400	90
Pfizer, Inc.	139,273	4,031
PG&E Corp. (b) #	7,000	224
Phelps Dodge Corp.	3,000	263
Pinnacle West Capital Corp.	1,500	64
Pitney Bowes, Inc.	8,000	350
Plum Creek Timber Co., Inc.	3,200	116
PMC-Sierra, Inc. (b) #	3,000	31
PNC Financial Services Group	4,900	256

See notes to schedule of portfolio investments.

Enhanced Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Power-One, Inc. (b)	1,300	9
PPG Industries, Inc.	5,900	376
PPL Corp.	3,350	174
Praxair, Inc.	5,600	236
Principal Financial Group, Inc.	5,400	204
Procter & Gamble Co.	48,700	2,492
Progress Energy, Inc.	4,137	171
Progress Energy, Inc., CVO (b)	500	-	*
Progressive Corp.	7,500	702
ProLogis	2,900	113
Providian Financial Corp. (b)	9,600	149
Prudential Financial, Inc.	9,100	423
Public Service Enterprise Group, Inc.	3,900	166
QLogic Corp. (b)	1,600	52
Qualcomm, Inc.	28,300	1,183
Qwest Communications International, Inc. (b)	42,700	146
R.R. Donnelley & Sons Co.	3,800	120
RadioShack Corp.	2,800	84
Raytheon Co.	15,700	573
Reebok International, Ltd.	2,100	78
Rockwell Automation	5,400	225
Rockwell Collins, Inc.	3,000	106
Rohm & Haas Co.	6,800	288
Rowan Cos., Inc. (b)	1,900	49
Ryder System, Inc.	2,200	110
Sabre Holdings Corp.	2,400	52
Safeway, Inc. (b)	1,700	31
Sanmina-SCI Corp. (b)	13,800	110
Sara Lee Corp.	25,000	582
SBC Communications, Inc.	57,580	1,454
Schlumberger Ltd.	15,900	1,001
Scientific-Atlanta, Inc.	4,000	110
Seagate Technology, Inc., Escrow Shares (b)	2,400	-	*
Sealed Air Corp. (b)	1,500	74
Sempra Energy	3,800	127
Sherwin-Williams Co.	5,000	214
Siebel Systems, Inc. (b)	13,300	126
Simon Property Group, Inc.	3,500	204
Snap-on, Inc.	2,000	59
Solectron Corp. (b)	23,600	123
Southern Co.	12,700	401
SouthTrust Corp.	5,700	248
St. Jude Medical, Inc. (b)	6,100	467
Starwood Hotels & Resorts Worldwide, Inc.	3,600	172
Sun Microsystems, Inc. (b)	115,500	523
Sunoco, Inc.	2,600	193
SunTrust Banks, Inc.	4,900	345
SUPERVALU, Inc.	4,700	139
Symbol Technologies, Inc.	6,900	101
Synovus Financial Corp.	700	19
Target Corp.	23,900	1,194
TECO Energy, Inc.	3,000	42
Tektronix, Inc.	2,500	76
Tellabs, Inc. (b) #	7,200	58
Temple-Inland, Inc.	1,900	112
Tenet Healthcare Corp. (b)	1,300	14

See notes to schedule of portfolio investments.

Enhanced Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Teradyne, Inc. (b)	6,700	111
Texas Instruments, Inc.	40,300	985
Textron, Inc.	3,800	259
Thermo Electron Corp. (b)	5,700	165
Time Warner, Inc. (b)	48,300	804
Torchmark Corp.	1,900	103
Toys “R“ Us, Inc. (b)	3,700	67
Tribune Co.	11,100	480
TXU Corp.	5,300	324
Tyco International, Ltd.	34,569	1,077
U.S. Bancorp	10,707	306
Union Pacific Corp.	9,000	567
Unisys Corp. (b)	9,200	98
United Parcel Service, Inc., Class B	13,200	1,045
United States Steel Corp.	3,900	143
United Technologies Corp.	13,600	1,262
UnitedHealth Group, Inc.	11,500	833
Unocal Corp.	9,200	384
UST, Inc.	2,900	119
Valero Energy Corp.	6,200	266
Veritas Software Corp. (b)	7,500	164
Verizon Communications	32,406	1,267
Viacom, Inc., Class B	44,584	1,626
Visteon Corp.	2,091	15
W. W. Grainger, Inc.	3,200	187
Wachovia Corp.	22,700	1,117
Wal-Mart Stores, Inc.	80,900	4,363
Walgreen Co.	5,100	183
Walt Disney Co.	8,600	217
Waters Corp. (b)	2,900	120
Watson Pharmaceuticals, Inc. (b) #	3,800	107
WellPoint Health Networks, Inc. (b)	2,700	264
Wells Fargo & Co.	21,500	1,284
Wendy’s International, Inc.	3,900	130
Weyerhaeuser Co.	8,300	520
Whirlpool Corp.	1,200	71
Williams Cos., Inc.	8,700	109
Winn-Dixie Stores, Inc.	2,400	8
Worthington Industries, Inc.	1,400	28
Wyeth	29,700	1,178
Xcel Energy, Inc.	6,685	114
Xilinx, Inc.	8,500	260
XL Capital, Ltd., Class A	2,400	174
Yahoo!, Inc. (b)	7,900	286
YUM! Brands, Inc.	10,100	439
Zimmer Holdings, Inc. (b)	4,110	319
Zions Bancorp.	3,100	205

TOTAL COMMON STOCKS		182,029

AFFILIATED SECURITIES (1.6%)
AmSouth Prime Money Market Fund	2,976,227	2,976
AmSouth Treasury Reserve Money Market Fund	7,546	8

TOTAL AFFILIATED SECURITIES		2,984

See notes to schedule of portfolio investments.

Enhanced Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

SHORT-TERM SECURITIES (0.3%) HELD AS COLLATERAL FOR SECURITIES LENDING
BNY Institutional Cash Reserve Fund	640,227	640

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		640

TOTAL INVESTMENTS (Cost 171,455) (a) – 100.1%		185,653
Liabilities in excess of other assets – (0.1%)		(344)

NET ASSETS - 100.0%		$185,309

(a)	Cost for federal income tax purposes is $175,434. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,313
Unrealized depreciation	(7,094)

Net unrealized appreciation	$10,219

(b)	Represents non-income producing security.
#	A portion or all of this security is on loan as of October 31, 2004.
*	Due to rounding, figure is below thousand-dollar threshold.
BNY -	Bank of New York

	Open Futures Contracts

	# of Contracts	Contract Value	Expiration Date	Unrealized Gain/(Loss)

S&P 500 Index	11	$3,108	12/17/04	$36

See notes to schedule of portfolio investments.

Large Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

COMMON STOCKS (99.2%)
Abbott Laboratories	165,000	7,034
AFLAC, Inc.	90,000	3,229
Agilent Technologies, Inc. (b)	90,000	2,255
Allergan, Inc.	36,000	2,576
American Express Co.	70,000	3,715
American International Group, Inc.	55,000	3,339
Amgen, Inc. (b)	160,000	9,088
Apollo Group, Inc., Class A (b) #	40,000	2,640
Applied Materials, Inc. (b)	450,000	7,245
Automatic Data Processing, Inc. #	220,000	9,546
Avery Dennison Corp.	50,000	3,042
Bed Bath & Beyond, Inc. (b)	90,000	3,671
Boeing Co.	110,000	5,489
Bristol-Myers Squibb Co. #	100,000	2,343
Cardinal Health, Inc.	90,000	4,208
Cisco Systems, Inc. (b)	370,000	7,108
Citigroup, Inc.	75,000	3,328
Clorox Co.	35,000	1,911
Coca-Cola Co.	150,000	6,099
Dell, Inc. (b)	150,000	5,259
Dollar General Corp.	200,000	3,850
Dover Corp.	120,000	4,712
Electronic Arts, Inc. (b)	60,000	2,695
EMC Corp. (b)	450,000	5,792
Gap, Inc.	175,000	3,497
Genentech, Inc. (b)	100,000	4,553
General Dynamics Corp.	40,000	4,085
General Electric Co.	310,000	10,577
Gillette Co.	100,000	4,148
Harley-Davidson, Inc.	40,000	2,303
Hewlett-Packard Co.	425,000	7,931
Home Depot, Inc.	225,000	9,242
Honeywell International, Inc.	50,000	1,684
IBM Corp.	150,000	13,462
Illinois Tool Works, Inc. #	50,000	4,614
Intel Corp.	270,000	6,010
Johnson & Johnson	200,000	11,676
Linear Technology Corp.	150,000	5,682
Lowe’s Cos., Inc. #	52,500	2,955
McDonald’s Corp.	220,000	6,413
McGraw Hill Cos., Inc.	50,000	4,313
MedImmune, Inc. (b)	135,000	3,837
Medtronic, Inc.	200,000	10,222
Merck & Co., Inc.	215,000	6,732
Microsoft Corp.	375,000	10,495
Motorola, Inc.	150,000	2,589
Network Appliance, Inc. (b) #	260,000	6,362
Nokia Oyj - ADR	190,000	2,929
Oracle Corp. (b)	520,000	6,583
Paychex, Inc.	150,000	4,919
PepsiCo, Inc.	130,000	6,445
Pfizer, Inc.	300,000	8,685
Pitney Bowes, Inc.	100,000	4,375
Procter & Gamble Co.	70,000	3,583
QUALCOMM, Inc.	60,000	2,509

See notes to schedule of portfolio investments.

Large Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Schering-Plough Corp.	300,000	5,433
Staples, Inc.	97,500	2,900
Starbucks Corp. (b)	60,000	3,173
Stryker Corp.	60,000	2,585
Sun Microsystems, Inc. (b)	350,000	1,586
SunGard Data Systems, Inc. (b)	190,000	5,033
Sysco Corp. #	250,000	8,068
Tellabs, Inc. (b) #	120,000	960
TJX Cos., Inc.	300,000	7,194
United Technologies Corp.	50,000	4,641
UnitedHealth Group, Inc.	85,000	6,154
Wal-Mart Stores, Inc. #	140,000	7,548
Walgreen Co.	150,000	5,384
Walt Disney Co.	225,000	5,675
Wyeth	165,000	6,542
Xilinx, Inc.	70,000	2,142

TOTAL COMMON STOCKS		368,602

INVESTMENT COMPANIES (0.7%)
AIM Liquid Assets Money Market Fund	2,780,979	2,781

TOTAL INVESTMENT COMPANIES		2,781

AFFILIATED SECURITIES(+)
AmSouth Prime Money Market Fund	835	1

TOTAL AFFILIATED SECURITIES		1

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING(5.8%)
BNY Institutional Cash Reserve Fund	21,587,651	21,588
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		21,588

TOTAL INVESTMENTS
(Cost $296,663) (a) — 105.7%		392,972
Liabilities in excess of other assets —
(5.7%)		(21,059)

NET ASSETS — 100.0%		$371,913

(a)	Represents cost for financial reporting purposes,and is the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$131,298
Unrealized depreciation	(34,989)

Net unrealized appreciation	$96,309

(b)	Represents non-income producing security.
#	Part or all of this security is on loan as of October 31, 2004.
+	Amount less than 0.1%
ADR— American Depositary Receipt
BNY— Bank of New York

See notes to schedule of portfolio investments.

Capital Growth Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

COMMON STOCKS (99.0%)
3M Co.	45,000	3,491
Abbott Laboratories	85,000	3,624
American Express Co.	130,000	6,899
American International Group, Inc.	39,400	2,392
American Power Conversion Corp.	85,000	1,639
Amgen, Inc. (b)	90,000	5,112
Apollo Group, Inc., Class A (b) #	48,000	3,168
Applied Materials, Inc. (b) #	220,000	3,542
Automatic Data Processing, Inc. #	45,000	1,953
Barr Pharmaceuticals, Inc. (b) #	67,500	2,541
Bed Bath & Beyond, Inc. (b)	36,000	1,468
Best Buy Co., Inc.	60,000	3,553
Chico’s FAS, Inc. (b) #	92,500	3,703
Cintas Corp. #	38,000	1,639
Cisco Systems, Inc. (b)	462,000	8,874
Citigroup, Inc.	140,000	6,212
Coca-Cola Co.	56,000	2,277
Dell, Inc. (b)	181,000	6,346
eBay, Inc. (b) #	25,000	2,440
Electronic Arts, Inc. (b)	30,000	1,348
Eli Lilly & Co.	58,000	3,185
EMC Corp. (b)	110,000	1,416
First Data Corp.	75,000	3,096
Flextronics International, Ltd. (b)	85,000	1,024
Forest Laboratories, Inc. (b) #	40,000	1,784
Genentech, Inc. (b)	53,000	2,413
General Dynamics Corp.	19,000	1,940
General Electric Co.	350,000	11,942
Goldman Sachs Group, Inc.	29,000	2,853
Guidant Corp.	23,000	1,532
Harley-Davidson, Inc.	30,000	1,727
Home Depot, Inc.	122,000	5,013
IBM Corp.	93,000	8,346
Illinois Tool Works, Inc. #	30,000	2,768
Intel Corp.	350,000	7,791
Johnson & Johnson	164,000	9,574
Kohl’s Corp. (b) #	36,000	1,827
Linear Technology Corp.	75,000	2,841
Lowe’s Cos., Inc. #	81,000	4,559
Medtronic, Inc.	100,000	5,111
Mercury Interactive Corp. (b) #	30,000	1,303
Microsoft Corp.	380,000	10,635
Network Appliance, Inc. (b) #	80,000	1,958
Nextel Communications, Inc., Class A (b)	112,000	2,967
Nike, Inc., Class B	14,000	1,138
Oracle Corp. (b)	345,000	4,368
Paychex, Inc.	100,000	3,280
PepsiCo, Inc.	108,000	5,355
Pfizer, Inc.	310,000	8,974
Procter & Gamble Co.	98,000	5,016
Schlumberger Ltd.	45,000	2,832
Staples, Inc.	79,000	2,349
Starbucks Corp. (b)	65,000	3,437
Stryker Corp.	112,000	4,826

See notes to schedule of portfolio investments.

Capital Growth Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Symantec Corp. (b) #	33,100	1,885
Sysco Corp.	78,000	2,517
T. Rowe Price Group, Inc.	26,000	1,450
Target Corp.	99,000	4,953
Texas Instruments, Inc.	143,000	3,496
United Parcel Service, Inc., Class B #	69,200	5,479
United Technologies Corp.	60,000	5,569
UnitedHealth Group, Inc.	55,000	3,982
Wal-Mart Stores, Inc. #	132,000	7,118
Walgreen Co.	108,000	3,876
Walt Disney Co.	91,000	2,295
Wyeth	75,000	2,974
Yahoo!, Inc. (b) #	90,000	3,257

TOTAL COMMON STOCKS (99.0%)		260,252

INVESTMENT COMPANIES(1.3%)
AIM Liquid Assets Money Market Fund	3,471,063	3,471

TOTAL INVESTMENT COMPANIES		3,471

AFFILIATED SECURITIES(+)
AmSouth Prime Money Market Fund	15,512	16

TOTAL AFFILIATED SECURITIES		16

SHORT-TERM SERCURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (9.0%)
BNY Institutional Cash Reserve Fund	23,614,370	23,614

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		23,614

TOTAL INVESTMENTS (Cost $258,309) (a) – 109.3%		287,353
Liabilities in excess of other assets – (9.3)%		(24,360)

NET ASSETS – 100.0%		$262,993

(a)	Cost for federal income tax purposes is $262,800. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$32,822
Unrealized depreciation	(8,269)

Net unrealized appreciation	$24,553

(b)	Represents non-income producing security.
#	Part or all of this security is on loan as of October 31, 2004.
+	Amount is less than 0.1%.
BNY – Bank of New York

See notes to schedule of portfolio investments.

Mid Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

COMMON STOCKS (97.0%)

3Com Corp. (b)	147,300	610
A.G. Edwards, Inc.	28,000	1,015
Abercrombie & Fitch Co., Class A	31,900	1,250
Activision, Inc. (b)	25,350	367
Acxiom Corp.	15,900	398
Adesa, Inc. (b)	17,800	359
ADTRAN, Inc.	14,900	322
Advanced Fibre Communications, Inc. (b)	16,200	253
Advent Software, Inc. (b) #	5,900	123
Aeropostale, Inc. (b)	10,500	331
AGCO Corp. (b)	16,900	328
AGL Resources, Inc.	12,000	374
Airgas, Inc.	14,000	344
AirTran Holdings, Inc. (b) #	16,000	186
Alaska Air Group, Inc. (b)	5,000	132
Albemarle Corp.	7,800	280
Alexander & Baldwin, Inc.	8,000	293
Alliance Data Systems Corp. (b)	15,200	643
Alliant Energy Corp.	21,200	559
Alliant Techsystems, Inc. (b)	14,100	811
Allmerica Financial Corp. (b)	20,000	602
AMB Property Corp.	15,200	570
American Eagle Outfitters, Inc.	13,200	540
American Greetings Corp., Class A	12,800	339
AmeriCredit Corp. (b)	8,500	165
AmerUs Group Co. #	7,400	309
Ametek, Inc.	12,800	421
Amphenol Corp., Class A (b)	16,000	549
Ann Taylor Stores Corp. (b)	26,700	600
Applebee’s International, Inc.	15,350	351
Apria Healthcare Group, Inc. (b) #	9,400	257
Aqua America, Inc.	17,450	381
Aquila, Inc. (b)	43,300	137
Arrow Electronics, Inc. (b)	21,700	520
Arthur J. Gallagher & Co.	3,500	98
Ascential Software Corp. (b) #	10,625	150
Associated Banc-Corp.	20,650	716
Astoria Financial Corp.	14,400	563
Atmel Corp. (b)	178,000	566
Avnet, Inc. (b)	22,600	383
Avocent Corp. (b)	9,000	320
Bandag, Inc.	3,500	161
Bank of Hawaii Corp.	19,600	936
Banknorth Group, Inc.	32,400	1,143
Banta Corp.	4,600	187
Barnes & Noble, Inc. (b)	24,500	815
Barr Pharmaceuticals, Inc. (b)	26,975	1,017
Beckman Coulter, Inc.	19,600	1,167
Belo Corp., Class A	21,400	498
BJ’s Wholesale Club, Inc. (b)	13,100	380
Black Hills Corp. #	5,800	171
Blyth, Inc.	7,500	226
Bob Evans Farms, Inc.	6,300	150
Borders Group, Inc.	13,900	317
Boyd Gaming Corp.	16,300	546
Brink’s Co.	10,700	343
Brinker International, Inc. (b)	2,200	71

See notes to schedule of portfolio investments.

Mid Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Brown & Brown, Inc.	2,900	121
C.H. Robinson Worldwide, Inc.	6,100	329
Cabot Corp.	22,900	780
Cabot Microelectronics Corp. (b) #	4,500	162
Cadence Design System, Inc. (b) #	26,700	332
Caesars Entertainment, Inc. (b)	58,000	1,038
Callaway Golf Co. #	13,500	141
Career Education Corp. (b) #	35,000	1,098
Carlisle Cos., Inc.	11,700	680
Catalina Marketing Corp. #	9,800	251
CBRL Group, Inc.	9,200	334
CDW Corp. #	10,400	645
Cephalon, Inc. (b) #	4,300	205
Ceridian Corp. (b)	44,700	771
Certegy, Inc.	11,700	414
Charles River Laboratories International, Inc. (b)	8,700	407
Chico’s FAS, Inc. (b) #	4,200	168
ChoicePoint, Inc. (b)	27,200	1,132
Church & Dwight, Inc.	11,400	310
Cincinnati Bell, Inc. (b)	43,800	149
City National Corp.	16,100	1,109
Claire’s Stores, Inc.	35,200	916
CNF, Inc.	19,100	836
Cognizant Technology Solutions Corp., Class A (b)	24,600	836
Colonial BancGroup, Inc.	47,100	1,020
Commerce Bancorp, Inc.	6,600	391
CommScope, Inc. (b) #	10,000	180
Community Health Systems, Inc. (b)	32,600	874
Compass Bancshares, Inc.	12,600	602
Constellation Brands, Inc., Class A (b)	20,100	789
Cooper Cameron Corp. (b)	18,700	904
Copart, Inc. (b)	16,600	308
Corinthian Colleges, Inc. (b) #	16,600	238
Covance, Inc. (b)	21,100	838
Coventry Health Care, Inc. (b)	16,800	687
Credence Systems Corp. (b) #	17,300	131
Cree, Inc. (b) #	13,700	473
Crompton Corp.	20,500	191
CSG Systems International, Inc. (b) #	9,300	156
Cullen/Frost Bankers, Inc.	9,500	466
Cypress Semiconductor Corp. (b)	46,900	494
Cytec Industries, Inc.	7,400	344
Cytyc Corp. (b)	20,400	532
D.R. Horton, Inc.	57,200	1,717
Dean Foods Co. (b)	44,500	1,329
DENTSPLY International, Inc.	6,200	322
Developers Diversified Realty Corp.	14,100	589
Diebold, Inc.	22,900	1,096
Dollar Tree Stores, Inc. (b)	4,300	124
Donaldson Co., Inc.	400	12
DPL, Inc.	23,300	503
DST Systems, Inc. (b)	5,700	256
Dun & Bradstreet Corp. (b)	21,000	1,188
Duquesne Light Holdings, Inc.	14,400	247
Dycom Industries, Inc. (b)	9,100	297
Eaton Vance Corp.	1,300	57
Education Management Corp. (b)	27,400	735

See notes to schedule of portfolio investments.

Mid Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Emmis Communications Corp., Class A (b)	10,000	187
Energizer Holdings, Inc. (b)	14,600	678
Energy East Corp.	27,500	693
ENSCO International, Inc. #	28,300	865
Entercom Communications Corp. (b)	9,400	312
Equitable Resources, Inc.	11,500	636
Everest Re Group, Ltd.	16,600	1,318
Expeditors International of Washington, Inc.	11,000	628
Fair Isaac Corp.	26,350	796
Fairchild Semiconductor Corp., Class A (b)	44,700	642
Fastenal Co.	6,300	348
Federal Signal Corp.	8,600	143
Ferro Corp.	7,500	158
Fidelity National Financial, Inc.	44,185	1,669
First American Corp.	31,500	982
Flowserve Corp. (b)	10,400	224
FMC Corp. (b)	6,900	303
FMC Technologies, Inc. (b)	12,400	375
Foot Locker, Inc.	48,500	1,183
Forest Oil Corp. (b)	11,100	339
Furniture Brands International, Inc.	20,500	447
Gartner, Inc., Class A (b) #	19,500	232
GATX Corp.	9,300	254
Gentex Corp.	1,600	53
Glatfelter	8,100	101
Graco, Inc.	25,950	893
Granite Construction, Inc.	7,400	180
Grant Prideco, Inc. (b)	22,500	463
Great Plains Energy, Inc.	13,700	390
Greater Bay Bancorp #	9,600	300
GTECH Holdings Corp. #	39,900	944
Hanover Compressor Co. (b) #	14,600	190
Harman International Industries, Inc.	15,300	1,840
Harris Corp.	18,200	1,120
Harsco Corp.	15,400	746
Harte-Hanks, Inc.	32,200	829
Hawaiian Electric Industries, Inc.	15,100	423
HCC Insurance Holdings, Inc.	11,900	353
Health Net, Inc. (b)	2,400	58
Helmerich & Payne, Inc.	9,500	271
Henry Schein, Inc. (b) #	700	44
Hibernia Corp., Class A	46,100	1,337
Highwoods Properties, Inc.	10,100	251
Hillenbrand Industries, Inc.	20,600	1,026
HNI Corp.	21,500	869
Horace Mann Educators Corp.	7,600	129
Hormel Foods Corp.	42,800	1,203
Hospitality Properties Trust	12,400	531
Hovnanian Enterprises, Inc., Class A (b)	22,600	848
Hubbell, Inc., Class B	1,200	55
IDACORP, Inc.	6,800	211
Imation Corp. #	6,400	200
INAMED Corp. (b)	13,300	707
Independence Community Bank Corp.	3,800	143
IndyMac Bancorp, Inc.	11,500	371
Integrated Device Technology, Inc. (b)	39,700	469
International Rectifier Corp. (b) #	24,800	986
International Speedway Corp., Class A	900	42

See notes to schedule of portfolio investments.

Mid Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Intersil Corp., Class A	300	5
Investors Financial Services Corp.	2,400	92
Invitrogen Corp. (b)	4,600	266
ITT Educational Services, Inc. (b)	8,400	319
IVAX Corp. (b)	32,125	581
J.B. Hunt Transport Services, Inc.	2,100	86
J.M. Smucker Co.	20,500	912
Jacobs Engineering Group, Inc. (b)	21,100	859
Jefferies Group, Inc.	10,600	425
JetBlue Airways Corp. (b) #	18,900	417
Keane, Inc. (b)	11,400	180
Kelly Services, Inc., Class A	6,300	170
KEMET Corp. (b)	15,500	120
Kennametal, Inc.	6,900	321
Korn/Ferry International (b)	6,800	118
L-3 Communications Holdings, Inc.	24,750	1,633
LaBranche & Co., Inc. (b) #	11,000	78
Lam Research Corp. (b)	25,100	653
Lancaster Colony Corp.	6,400	275
Lattice Semiconductor Corp. (b) #	20,200	100
Laureate Education, Inc. (b)	8,600	337
Lear Corp.	21,300	1,148
Legg Mason, Inc.	10,200	650
Lennar Corp.	19,700	886
Leucadia National Corp.	5,200	308
Liberty Property Trust	16,000	649
LifePoint Hospitals, Inc. (b) #	7,300	237
Lincare Holdings, Inc. (b) #	8,700	320
Longview Fibre Co.	9,200	142
LTX Corp. (b) #	10,900	71
Lubrizol Corp.	24,400	847
Lyondell Chemical Co. #	33,400	768
Mack-Cali Realty Corp.	11,200	495
Macromedia, Inc. (b)	13,000	353
Macrovision Corp. (b)	9,300	251
Mandalay Resort Group #	12,700	874
Manpower, Inc.	26,800	1,213
McAfee, Inc. (b)	52,500	1,271
McDATA Corp., Class A (b) #	21,000	132
MDU Resources Group, Inc.	22,000	564
Media General, Inc., Class A	4,300	251
Mentor Graphics Corp. (b) #	12,600	147
Mercantile Bankshares Corp.	5,300	258
Michaels Stores, Inc.	25,200	733
Micrel, Inc. (b)	16,500	185
Microchip Technology, Inc.	21,875	662
Millenium Pharmaceuticals, Inc. (b)	34,500	448
Minerals Technologies, Inc.	3,700	222
Modine Manufacturing Co.	6,200	190
Mohawk Industries, Inc. (b)	16,400	1,396
MoneyGram International, Inc.	16,600	309
Mosaic Co. (b) #	21,700	326
MPS Group, Inc. (b)	18,800	198
Murphy Oil Corp.	17,300	1,384
National Fuel Gas Co.	15,100	423
National-Oilwell, Inc. (b)	15,800	533
New Plan Excel Realty Trust	19,200	502
New York Community Bancorp, Inc.	49,566	910
Newfield Exploration Co. (b)	19,000	1,106

See notes to schedule of portfolio investments.

Mid Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Newport Corp. (b)	7,900	89
Nieman Marcus Group, Inc.	1,200	73
Noble Energy, Inc.	18,800	1,090
Nordson Corp.	6,400	224
North Fork Bancorporation, Inc.	26,074	1,150
Northeast Utilities	23,600	456
NSTAR	9,800	485
OGE Energy Corp.	16,100	408
Ohio Casualty Corp. (b)	11,500	240
Old Republic International Corp.	52,250	1,220
Olin Corp.	13,100	245
Omnicare, Inc.	19,500	538
ONEOK, Inc.	18,900	507
Outback Steakhouse, Inc.	2,700	107
Overseas Shipholding Group, Inc.	7,400	421
PacifiCare Health Systems, Inc. (b) #	2,900	103
Packaging Corp. of America	38,000	833
Par Pharmaceutical Cos., Inc. (b) #	12,700	501
Patterson Cos., Inc. (b)	13,600	510
Patterson-UTI Energy, Inc.	31,300	602
Payless ShoeSource, Inc. (b) #	12,200	116
Peabody Energy Corp.	12,000	765
Pentair, Inc.	32,000	1,196
Pepco Holdings, Inc. #	34,800	718
PepsiAmericas, Inc.	1,700	34
Perrigo Co.	13,300	242
PETsMART, Inc.	11,800	377
Pier 1 Imports, Inc.	15,800	284
Pioneer Natural Resources Co.	22,500	729
Plains Exploration & Production Co. (b)	14,500	363
Plantronics, Inc.	18,000	783
Plexus Corp. (b) #	7,900	98
PMI Group, Inc.	29,600	1,149
PNM Resources, Inc.	11,300	263
Pogo Producing Co.	21,300	977
Polycom, Inc. (b)	36,700	758
Potlatch Corp.	5,600	264
Powerwave Technologies, Inc. (b) #	19,200	143
Precision Castparts Corp.	19,800	1,188
Pride International, Inc. (b)	48,600	898
Protective Life Corp.	12,800	503
Puget Energy, Inc.	18,300	426
Quanta Services, Inc. (b) #	21,000	141
Quantum Corp. (b)	34,100	91
Questar Corp.	15,800	759
Radian Group, Inc.	27,500	1,318
Raymond James Financial, Inc.	13,550	354
Rayonier, Inc.	9,299	441
Reader’s Digest Assoc., Class A	18,700	263
Regis Corp.	16,600	710
Renal Care Group, Inc. (b)	12,600	398
Rent-A-Center, Inc. (b)	300	7
Republic Services, Inc.	44,100	1,359
Retek, Inc. (b)	8,900	49
Reynolds & Reynolds Co., Class A	12,100	298
RF Micro Devices, Inc. (b) #	69,900	455
Rollins, Inc.	8,600	227
Ross Stores, Inc.	8,200	215
RPM International, Inc.	43,500	767

See notes to schedule of portfolio investments.

Mid Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

RSA Security, Inc. (b)	12,000	246
Ruddick Corp.	8,400	169
Ryland Group, Inc.	8,900	849
Saks, Inc.	53,100	649
SanDisk Corp. (b) #	19,300	403
SCANA Corp.	20,900	776
Scholastic Corp. (b) #	7,500	227
SEI Investments Co.	19,300	695
Sensient Technologies Corp.	8,400	182
Sepracor, Inc. (b) #	10,200	468
Sequa Corp., Class A (b)	2,000	108
Sierra Pacific Resources (b) #	21,000	202
Silicon Laboratories, Inc. (b) #	9,500	285
Silicon Valley Bancshares (b)	6,700	268
Six Flags, Inc. (b) #	17,100	86
Smith International, Inc. (b)	27,000	1,568
Smithfield Foods, Inc. (b)	39,100	947
Sonoco Products Co.	1,100	29
Sotheby’s Holdings Inc., Class A (b)	11,900	222
SPX Corp.	1,000	38
StanCorp Financial Group, Inc.	10,600	799
Steris Corp. (b)	13,000	269
Storage Technology Corp. (b)	20,700	559
SunTrust Banks, Inc.	57	4
Superior Industries International, Inc.	4,800	131
Sybase, Inc. (b)	35,700	565
Synopsys, Inc. (b)	600	10
TCF Financial Corp.	11,100	350
Tech Data Corp. (b)	10,900	440
Tecumseh Products Co., Class A	3,300	143
Teleflex, Inc.	15,100	661
Telephone and Data Systems, Inc.	5,400	405
Thomas & Betts Corp.	10,800	306
Thor Industries, Inc.	10,700	298
Tidewater, Inc.	22,700	702
Timberland Co., Class A (b)	13,200	810
Titan Corp. (b)	31,600	469
Toll Brothers, Inc. (b)	4,300	199
Tootsie Roll Industries, Inc.	9,800	297
Transaction Systems Architects, Inc., Class A (b)	6,900	113
Triad Hospitals, Inc. (b)	1,100	36
Trinity Industries, Inc. #	8,900	277
TriQuint Semiconductor, Inc. (b)	24,400	87
Tupperware Corp. #	10,500	175
Tyson Foods, Inc., Class A	37,900	550
United Dominion Realty Trust, Inc.	23,500	495
United Rentals, Inc. (b) #	14,600	226
Unitrin, Inc.	1,900	82
Universal Corp.	4,600	211
Universal Health Services, Inc.	21,500	894
Urban Outfitters, Inc. (b)	15,100	619
Valassis Communications, Inc. (b)	9,700	333
Valspar Corp.	18,500	863
Varco International, Inc. (b)	17,900	495
Varian Medical Systems, Inc. (b)	34,300	1,378
Varian, Inc. (b)	6,500	237
Vectren Corp.	14,300	370
Vertex Pharmaceuticals, Inc. (b) #	14,100	153

See notes to schedule of portfolio investments.

Mid Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Vishay Intertechnology, Inc. (b) #	61,200	791
VISX, Inc. (b)	9,300	155
W.R. Berkley Corp.	26,450	1,130
Waddell & Reed Financial, Inc., Class A	30,900	649
Washington Post Co., Class B	1,300	1,190
Weatherford International, Ltd. (b) #	25,000	1,307
Webster Financial Corp.	19,400	927
Werner Enterprises, Inc.	14,900	316
Westamerica Bancorporation	6,000	343
Westar Energy, Inc.	16,100	337
Western Gas Resources, Inc.	13,800	404
Westwood One, Inc. (b)	36,400	840
WGL Holdings, Inc.	9,100	259
Whole Foods Market, Inc.	6,300	513
Williams-Sonoma, Inc. (b)	9,400	359
Wind River Systems, Inc. (b)	14,600	195
Wisconsin Energy Corp.	21,800	712
WPS Resources Corp.	6,900	328
XTO Energy, Inc.	62,415	2,082
York International Corp.	7,800	248
Zebra Technologies Corp., Class A (b)	6,050	321

TOTAL COMMON STOCKS		184,956

AFFILIATED SECURITIES (2.9%)

AmSouth Prime Money Market Fund	5,462,704	5,462
AmSouth Treasury Reserve Money Market Fund	26,555	27

TOTAL AFFILIATED SECURITIES		5,489

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.0%)
BNY Institutional Cash Reserve Fund	11,507,079	11,507
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		11,507

TOTAL INVESTMENTS (Cost $185,135) (a) — 105.9%		201,952
Liabilities in excess of other assets — (5.9%)		(11,221)

NET ASSETS — 100.0%		$190,731

(a)	Cost for federal income tax purposes is $185,164 . The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

	Unrealized appreciation	$24,021
	Unrealized depreciation	$(7,233)

	Net unrealized appreciation	$16,788

(b)	Represents non-income producing security.
#	Part or all of this security is on loan as of October 31, 2004.
BNY — Bank of New York

	Open Futures Contracts

	# of Contracts	Contract Value	Expiration Date	Unrealized Gain/(Loss)

S&P 400 Index	19	$5,727	12/17/04	$91

See notes to schedule of portfolio investments.

Small Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

COMMON STOCKS (96.0%)

Aeropostale, Inc. (b)	103,600	3,269
American Eagle Outfitters, Inc. #	47,300	1,934
American Medical Systems Holdings, Inc. (b) #	78,400	2,909
Anixter International, Inc. (b)	91,900	3,551
ANSYS, Inc. (b)	153,000	4,222
Armor Holdings, Inc. (b) #	108,300	4,009
Aviall, Inc. (b) #	219,500	4,752
BEI Technologies, Inc.	97,500	2,914
Cal Dive International, Inc. (b)	109,100	3,863
CallWave, Inc. (b) #	10,200	105
Carpenter Technology Corp.	52,800	2,506
Cash America International, Inc.	96,300	2,436
Catalina Marketing Corp.	51,100	1,309
Century Aluminum Co. (b) #	129,300	2,992
Charles River Laboratories International, Inc. (b)	42,624	1,994
Chattem, Inc. (b)	143,800	4,811
Choice Hotels International, Inc.	71,200	3,553
Coldwater Creek, Inc. (b) #	183,100	4,215
Commercial Capital Bancorp, Inc.	25,200	565
CommScope, Inc. (b) #	141,300	2,545
Comstock Resources, Inc. (b)	73,500	1,617
Cooper Cos., Inc.	70,500	4,959
Deckers Outdoor Corp. (b) #	79,700	3,017
DiamondCluster International, Inc. (b)	95,900	1,169
Digital River, Inc. (b) #	93,200	3,104
Ditech Communications Corp. (b)	131,600	3,019
DRS Technologies, Inc. (b)	42,100	1,525
Dycom Industries, Inc. (b)	135,900	4,437
Earthlink, Inc. (b) #	336,900	3,480
Elizabeth Arden, Inc. (b)	157,700	3,782
Energen Corp.	66,500	3,576
Energy Partners, Ltd. (b) #	94,600	1,661
First Horizon Pharmaceutical Corp. (b)	173,900	4,274
Forward Air Corp. (b) #	93,100	3,833
Genesco, Inc. (b) #	121,800	3,118
Guess?, Inc. (b)	116,500	1,946
Guitar Center, Inc. (b)	90,600	4,043
Headwaters, Inc. (b)	74,700	2,353
HealthExtras, Inc. (b) #	162,300	2,316
Hughes Supply, Inc.	145,200	4,125
InfoSpace, Inc. (b) #	98,800	5,186
Internet Security Systems, Inc. (b)	98,600	2,146
iPayment Holdings, Inc. (b)	21,000	941
Joy Global, Inc. #	120,100	4,058
Labor Ready, Inc. (b) #	304,600	4,371
Longview Fibre Co.	101,600	1,565
Macrovision Corp. (b)	43,700	1,182
Matria Healthcare, Inc. (b) #	87,000	2,716
MICROS Systems, Inc. (b) #	75,000	4,434
Middleby Corp. #	29,100	1,427
Navigant Consulting, Inc. (b)	177,500	4,414
NCI Building Systems, Inc. (b)	109,400	3,517
NCO Group, Inc. (b)	45,000	1,204

See notes to schedule of portfolio investments.

Small Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Ocular Sciences, Inc. (b)	47,300	2,311
Ohio Casualty Corp. (b)	107,500	2,245
Overnite Corp.	150,700	4,877
Overseas Shipholding Group, Inc.	75,100	4,277
Palomar Medical Technologies, Inc. (b) #	147,200	3,016
Pediatrix Medical Group, Inc. (b)	15,000	844
Penn National Gaming, Inc. (b) #	116,300	4,830
Philadelphia Consolidated Holding Corp. (b)	11,100	644
Pilgrim’s Pride Corp. #	69,300	1,874
Plantronics, Inc.	85,800	3,732
ProAssurance Corp. (b)	83,700	2,987
Province Healthcare Co. (b)	66,100	1,417
RC2 Corp. (b)	14,100	393
RSA Security, Inc. (b) #	249,200	5,099
SeaChange International, Inc. (b) #	242,200	4,127
Selective Insurance Group, Inc.	82,900	3,239
Sierra Health Services, Inc. (b) #	85,000	4,057
SRA International, Inc., Class A (b)	38,000	2,043
Synaptics, Inc. (b) #	76,600	2,424
Teledyne Technologies, Inc. (b)	149,800	3,830
Tesoro Petroleum Corp. (b)	105,400	3,192
United Defense Industries, Inc. (b)	102,100	4,099
USANA Health Sciences, Inc. (b) #	52,200	1,557
Websense, Inc. (b) #	89,900	3,647

TOTAL COMMON STOCKS		227,730

U.S. TREASURY BILLS* (2.1%)
1.61%, 12/9/04 #	5,000	4,991

TOTAL U.S. TREASURY BILLS		4,991

AFFILIATED SECURITIES (1.9%)
AmSouth Prime Money Market Fund	4,398,085	4,398

TOTAL AFFILIATED SECURITIES		4,398

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (18.3%)
BNY Institutional Cash Reserve Fund	43,466,406	43,466

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITES LENDING		43,466

TOTAL INVESTMENTS
(Cost $251,201) (a) – 118.3%		280,585
Liabilities in excess of other assets – (18.3%)		(43,427)

NET ASSETS – 100.0%		$237,158

See notes to schedule of portfolio investments.

Small Cap Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

(a)	Cost for federal income tax purposes is $251,602. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,941
Unrealized depreciation	(1,958)

Net unrealized appreciation	$28,983

(b) Represents non-income producing security.
# A portion or all of this security is on loan as of October 31, 2004.
* Rate disclosed represents yield effective at purchase.
BNY – Bank of New York

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

COMMON STOCKS (98.9%)
Australia (5.4%)

Amcor Ltd.	60,664	346
AMP Ltd.	497,366	2,371
Ansell Ltd.	42,951	288
APN News & Media, Ltd.	2,293	8
AXA Asia Pacific Holdings, Ltd.	452,900	1,295
BHP Steel, Ltd.	210,920	1,220
Boral Ltd.	179,362	891
Brambles Industries, Ltd. #	14,503	77
Caltex Australia, Ltd.	62,640	419
Commonwealth Bank of Australia	6,321	152
CSR Ltd.	240,599	486
Insurance Australia Group, Ltd.	377,957	1,525
Lend Lease Corp., Ltd. #	98,363	849
Lion Nathan, Ltd.	142,100	838
Mayne Group, Ltd.	2,999	10
Mirvac Group	161,603	548
National Australia Bank, Ltd.	7,752	164
OneSteel Ltd.	133,621	263
Origin Energy, Ltd.	174,099	879
PaperlinX Ltd.	124,518	449
Publishing & Broadcasting, Ltd.	168,201	1,842
Qantas Airways, Ltd.	459,707	1,142
QBE Insurance Group, Ltd.	168,153	1,728
Rinker Group, Ltd.	240,599	1,563
Santos Ltd.	155,030	963
Seven Network, Ltd.	50,074	226
Southcorp Ltd. (b)	197,966	533
WMC Resources, Ltd.	314,251	1,588

		22,663

Austria (0.3%)

Bank Austria Creditanstalt	2,829	210
Boehler-Uddeholm AG (b)	957	92
Voestalpine AG	13,266	774
Wienerberger AG	7,637	304

		1,380

Belgium (1.3%)

Ackermans & van Haaren NV	803	24
Algemene Maatschappij voor Nijverheidskredit NV	28,500	2,143
Banque Nationale de Belgique	102	393
Bekaert NV	5,300	346
Cofinimmo	212	31
Delhaize Group	23,804	1,537
Dexia (b)	13,573	273
S.A. D’ Ieteren NV	132	24
Tessenderlo Chemie NV	6,968	276
Umicore (b)	3,045	236
Umicore Strip (b)	145	-*

		5,283

Canada (0.1%)

Alcan, Inc.	4,896	226

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Denmark (1.1%)

Carlsberg A/S, B Shares	7,737	360
Codan A/S	7,490	331
Danisco A/S	5,630	313
Danske Bank A/S	68,900	1,932
Jyske Bank A/S (b)	7,120	230
Rockwool International A/S, B Shares	2,200	97
Sydbank A/S	780	132
TDC A/S	29,060	1,078

		4,473

Finland (2.2%)

Fortum Oyj	261,437	4,013
Kemira GrowHow Oyj (b)	12,950	93
Kemira Oyj	51,800	702
Kesko Oyj, B Shares #	47,600	1,068
M-real Oyj, B Shares #	156,380	970
Metso Oyj	24,388	344
OKO Bank, A Shares	3,200	41
Outokumpu Oyj	73,450	1,269
Stora Enso Oyj, R Shares	30,700	439
UPM-Kymmene Oyj	7,800	155
Wartsila Oyj, B Shares	2,600	71

		9,165

France (9.6%)

Air France	35,339	617
Alstom (b)	141,022	96
Assurances Generales de France #	27,031	1,804
AXA#	232,931	5,025
BNP Paribas SA	16,024	1,093
Bongrain SA	1,900	118
Business Objects SA (b)	5,852	150
Cap Gemini SA (b)	19,882	502
Ciments Francais SA #	5,364	475
Club Mediterranee SA (b)	2,497	113
Compagnie de Saint-Gobain	50,398	2,774
Compagnie Gernerale des Etablissements Michelin	18,496	1,009
Credit Agricole SA #	43,900	1,290
Eiffage SA	3,200	319
Esso S.A.F.	1,000	141
Euler & Hermes SA	4,100	253
Eurazeo (b)	2,820	204
Faurecia	3,872	268
Financiere Marc de Lacharriere	5,918	242
Gecina SA	4,200	364
Havas SA	37,200	197
Imerys SA #	6,400	451
Lafarge SA	19,478	1,783
Lagardere S.C.A.	15,000	969
Nexans SA	2,982	105
Pinault-Printemps Redoute SA	11,623	1,098
PSA Peugeot Citroen	31,847	1,962
Remy Cointreau SA	7,035	244
Renault SA	37,326	3,130
Rexel SA	5,100	234
Schneider Electric SA	29,712	1,972
Scor SA (b) #	105,685	165

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Societe BIC SA	7,062	328
Societe Generale, A Shares	14,186	1,319
Sodexho Alliance SA	14,101	357
Suez SA	124,500	2,917
Technip-Coflexip SA	3,062	481
Thomson	36,199	821
Unibail (b)	3,879	511
Valeo SA	10,595	392
Vallourec SA	1,200	149
Vivendi Universal SA (b)	145,652	3,987
Wendel Investissement	6,000	342

		40,771

Germany (6.8%)

Aareal Bank AG	3,957	114
Allianz AG (b)	2,993	319
AMG Generali Holding AG	7,834	566
Bayer AG	81,798	2,328
Bayerische Hypo-und Vereinsbank AG (b)	96,485	1,896
Bilfinger Berger AG	4,109	145
Commerzbank AG (b)	73,852	1,355
DaimlerChrysler AG	119,432	4,949
Deutsche Bank AG	57,798	4,421
Deutsche Lufthansa AG (b)	37,015	489
E.On AG	39,934	3,268
Fraport AG	10,784	394
Fresenius Medical Care AG	3,500	269
HeidelbergCement AG	15,015	739
Heidelberger Druckmaschinen AG (b)	11,327	326
Hochtief AG	7,839	209
Hypo Real Estate Holding AG (b)	11,475	431
Infineon Technologies AG (b)	83,581	913
KarstadtQuelle AG #	13,809	158
Linde AG	11,568	700
MAN AG	12,850	447
Merck KGaA	5,543	310
MG Technologies AG (b)	25,691	304
Muenchener Rueckversicherungs-Gesellschaft AG (b)	3,059	300
Salzgitter AG	6,052	99
ThyssenKrupp AG	76,404	1,442
TUI AG#	22,930	479
Volkswagen AG #	43,092	1,923

		29,293

Greece (0.4%)

Agricultural Bank of Greece (b)	30,900	204
Bank of Greece	3,010	337
Commercial Bank of Greece	21,740	556
Hellenic Petroleum SA	37,800	363
Intracom SA	27,100	111

		1,571

Hong Kong (2.1%)

Cheung Kong Holdings, Ltd.	90,000	745
Hang Lung Group, Ltd. #	194,000	318
Henderson Land Development Co., Ltd.	265,000	1,228
Hopewell Holdings, Ltd.	84,000	181
Hutchison Whampoa, Ltd.	164,000	1,258
Hysan Development Co., Ltd.	181,485	301
i-CABLE Communications, Ltd.	33,500	13

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Kerry Properties, Ltd.	176,182	340
MTR Corp., Ltd.	36,000	54
New Asia Realty & Trust Co., Ltd.	45,000	19
New World Development Co., Ltd.	513,928	449
Shagri-La Asia, Ltd.	394,000	453
Sino Land Co., Ltd. #	697,383	596
Sun Hung Kai Properties, Ltd.	19,000	176
Swire Pacific, Ltd.	144,000	1,018
Wharf Ltd.	335,000	1,102
Wheelock & Co., Ltd.	358,000	504

		8,755

Ireland (1.5%)

Allied Irish Banks PLC	15,342	269
CRH PLC	100,110	2,400
Elan Corp. PLC (b)	100,566	2,597
Irish Life & Permanent PLC	50,933	860

		6,126

Italy (3.8%)

Alitalia S.p.A (b) #	495,790	161
Banca Antonveneta S.p.A. (b)	3,170	67
Banca Intesa S.p.A.	672,950	2,762
Banca Monte dei Paschi di Siena S.p.A	313,406	938
Banca Nazionale del Lavoro S.p.A. (b) #	457,031	1,061
Banca Popolare de Lodi S.c.r.l.	43,973	476
Banca Popolare di Milano S.c.r.l. #	80,000	564
Benetton Group S.p.A.	23,239	269
Beni Stabili S.p.A.	355,000	310
Buzzi Unicem S.p.A.	20,000	275
Caltagirone Editore S.p.A.	13,962	119
Capitalia S.p.A.	355,000	1,366
Edison S.p.A. (b) #	356,434	708
ERG S.p.A.	20,708	189
Ericsson S.p.A	2,239	97
Fiat S.p.A. (b) #	102,453	747
Fondiaria-SAI S.p.A.	16,477	380
Ifil S.p.A.	104,000	373
Italcementi S.p.A. #	37,000	570
Italmobiliare S.p.A	2,839	154
Pirelli & C. S.p.A. #	533,332	595
SanPaolo IMI S.p.A	15,937	203
Societa’ Cattolica di Assicurazioni S.c.r.l.	9,900	415
Telecom Italia S.p.A.	866,478	2,892
Tiscali S.p.A. (b) #	74,000	303

		15,994

Japan (20.3%)

77th Bank, Ltd.	57,000	340
Acom Co., Ltd.	23,700	1,490
Aichi Steel Corp.	29,000	146
Aioi Insurance Co., Ltd.	110,000	445
Aisin Seiki Co., Ltd.	42,200	947
Akita Bank, Ltd.	29,000	110
Amada Co., Ltd.	59,000	314
Aoyama Trading Co., Ltd.	9,800	214
Asahi Breweries, Ltd.	42,000	433
Asahi National Broadcasting Co., Ltd.	146	303
Asatsu-dk, Inc.	6,800	193
Autobacs Seven Co., Ltd.	4,900	132

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Awa Bank, Ltd.	31,000	185
Bank of Fukuoka, Ltd. #	92,000	524
Bank of Kyoto, Ltd. #	49,000	361
Bank of Nagoya, Ltd.	26,000	135
Benesse Corp.	14,200	396
Chiba Bank, Ltd.	123,000	791
Chudenko Corp.	8,500	118
Chugoku Bank, Ltd.	35,000	341
Citizen Watch Co., Ltd. #	41,000	386
Coca-Cola West Japan Co., Ltd.	15,300	372
COMSYS Holdings Corp.	21,000	159
Cosmo Oil Co., Ltd.	83,000	234
Dai Nippon Printing Co., Ltd.	63,000	864
Daicel Chemical Industries, Ltd.	48,000	227
Daihatsu Motor Co., Ltd.	63,000	470
Daiichi Pharmaceutical Co., Ltd.	15,400	300
Dainippon Ink & Chemicals, Inc.	115,000	260
Dainippon Pharmaceutical Co., Ltd.	24,000	213
Daishi Bank, Ltd.	50,000	172
Daiwa House Industry Co., Ltd.	80,000	820
Denso Corp.	114,300	2,744
Ebara Corp.	40,000	185
Ezaki Glico Co., Ltd.	19,000	128
Fuji Electric Co., Ltd.	111,000	285
Fuji Fire & Marine Insurance Co., Ltd.	71,000	224
Fuji Heavy Industries, Ltd.	116,000	564
Fuji Oil Co., Ltd.	8,200	94
Fuji Photo Film Co., Ltd.	67,000	2,292
Fujikura Ltd.	57,000	251
Fukui Bank, Ltd.	36,000	145
Fukuyama Transporting Co., Ltd.	36,000	144
Furukawa Electric Co., Ltd. (b)	95,000	399
Futaba Industrial Co., Ltd.	10,000	160
Glory Ltd.	11,000	165
Gunma Bank, Ltd.	74,000	378
Gunze Ltd.	31,000	142
Hachijuni Bank, Ltd.	79,000	493
Hanshin Electric Railway Co., Ltd.	50,000	158
Heiwa Corp.	10,400	156
Higo Bank, Ltd.	37,000	223
Hitachi Cable, Ltd.	55,000	216
Hitachi Ltd.	501,000	3,157
Hitachi Maxell, Ltd.	13,000	174
Hitachi Metals, Ltd.	47,000	248
Hokkoku Bank, Ltd.	52,000	231
Hokuetsu Paper Mills, Ltd.	23,000	121
House Foods Corp.	16,500	226
Hyakugo Bank, Ltd.	33,000	182
Hyakujushi Bank, Ltd.	47,000	274
Ishikawajima-Harima Heavy Industries Co., Ltd.	189,000	248
Itoham Foods, Inc.	31,000	148
Iyo Bank, Ltd.	47,000	322
Joyo Bank, Ltd.	126,000	562
Juroku Bank, Ltd.	54,000	215
Kagoshima Bank, Ltd.	30,000	176
Kamigumi Co., Ltd.	40,000	284
Kandenko Co., Ltd	30,000	153

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Kansai Paint Co., Ltd.	14,000	81
Katokichi Co., Ltd.	7,900	149
Kawasaki Heavy Industries, Ltd.	203,000	322
Kikkoman Corp.	29,000	255
Kinden Corp.	35,000	238
Kirin Brewery Co., Ltd.	143,000	1,286
Kissei Pharmaceutical Co., Ltd. #	9,000	167
Kobe Steel, Ltd.	378,000	529
Koito Manufacturing Co., Ltd.	23,000	191
Kokuyo Co., Ltd.	18,700	200
Komatsu Ltd.	140,000	938
Komori Corp.	11,000	152
Kuraray Co., Ltd.	55,000	430
Kuraya Sanseido, Inc.	7,600	72
Kureha Chemical Industry Co., Ltd.	28,000	108
Kyorin Pharmaceutical Co., Ltd.	12,000	184
Makita Corp.	20,000	276
Marubeni Corp.	213,000	559
Marui Co., Ltd.	56,000	703
Maruichi Steel Tube, Ltd.	13,000	210
Matsushita Electric Industrial Co., Ltd.	365,000	5,300
Matsushita Electric Works, Ltd.	36,000	297
Meiji Seika Kaisha, Ltd.	57,000	235
Michinoku Bank, Ltd.	20,000	92
Mitsubishi Gas Chemical Co., Inc.	72,000	309
Mitsubishi Heavy Industries, Ltd.	502,000	1,414
Mitsubishi Logistics Corp.	25,000	223
Mitsubishi Materials Corp.	165,000	332
Mitsubishi Motors Corp. (b) #	96,000	105
Mitsubishi Securities Co., Ltd. #	47,000	437
Mitsubishi Tokyo Financial Group, Inc.	297	2,525
Mitsui Engineering & Shipbuilding Co., Ltd.	123,000	209
Mitsui Trust Holdings, Inc.	119,000	820
Mitsumi Electric Co., Ltd.	10,600	119
Mizuho Financial Group, Inc.	1,376	5,317
Musashino Bank, Ltd.	4,700	176
Nagase & Co., Ltd.	20,000	162
Nanto Bank, Ltd.	36,000	158
NGK Insulators, Ltd.	53,000	429
NGK Spark Plug Co., Ltd.	33,000	325
Nichicon Corp.	10,700	124
Nichirei Corp.	46,000	159
Nihon Unisys, Ltd.	16,000	137
Nikko Cordial Corp.	152,000	681
Nippon Broadcasting System, Inc.	4,500	203
Nippon Electric Glass Co., Ltd.	21,000	469
Nippon Kayaku Co., Ltd.	26,000	136
Nippon Meat Packers, Inc.	33,000	412
Nippon Oil Corp.	221,000	1,406
Nippon Paint Co., Ltd.	38,000	146
Nippon Sheet Glass Co., Ltd.	66,000	223
Nippon Shinpan Co., Ltd. (b)	44,000	133
Nippon Shokubai Co., Ltd.	25,000	181
Nippon Television Network Corp.	1,360	202
Nishimatsu Construction Co., Ltd.	36,000	112
Nissay Dowa General Insurance Co., Ltd.	61,000	286
Nisshin Seifun Group, Inc.	35,000	350
Nisshin Steel Co., Ltd.	145,000	318

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Nisshinbo Industries, Inc.	28,000	185
NSK Ltd.	80,000	345
Obayashi Corp.	105,000	566
Okumura Corp.	33,000	159
Onward Kashiyama Co., Ltd.	25,000	326
PanaHome Corp.	24,000	116
Promise Co., Ltd.	19,500	1,242
Q.P. Corp.	23,100	198
Rengo Co., Ltd.	35,000	156
Resona Holdings, Inc. (b)	822,000	1,359
San-in Godo Bank, Ltd.	23,000	173
Santen Pharmaceutical Co., Ltd.	4,000	73
Sanwa Shutter Corp.	18,000	92
Sanyo Shinpan Finance Co., Ltd.	5,000	281
Sapporo Hokuyo Holdings, Inc.	48	315
Sapporo Holdings, Ltd. #	52,000	208
Seino Transportation Co., Ltd.	26,000	236
Sekisui Chemical Co., Ltd.	78,000	497
Sekisui House, Ltd.	103,000	1,065
Shiga Bank, Ltd.	39,000	205
Shimachu Co., Ltd.	6,700	156
Shinko Securities Co., Ltd.	107,000	307
Shizuoka Bank, Ltd.	109,000	910
Shohkoh Fund & Co., Ltd.	1,690	356
Sumitomo Bakelite Co., Ltd.	24,000	142
Sumitomo Corp.	107,000	799
Sumitomo Electric Industries, Ltd.	109,000	1,035
Sumitomo Forestry Co., Ltd.	23,000	218
Sumitomo Metal Industries, Ltd.	479,000	579
Sumitomo Metal Mining Co., Ltd.	47,000	318
Sumitomo Osaka Cement Co., Ltd.	62,000	136
Sumitomo Realty & Development Co., Ltd.	54,000	594
Sumitomo Rubber Industries, Ltd.	32,000	273
Sumitomo Trust & Banking Co., Ltd.	121,000	707
Suzuken Co., Ltd.	6,000	128
Taiheiyo Cement Corp.	138,000	313
Taiyo Yuden Co., Ltd.	16,000	167
Takara Standard Co., Ltd.	22,000	129
Takashimaya Co., Ltd.	44,000	377
Takefuji Corp.	17,570	1,112
TDK Corp.	11,000	765
Teijin Ltd.	135,000	526
Teikoku Oil Co., Ltd.	44,000	242
Toda Corp.	47,000	187
Toho Bank, Ltd.	33,000	115
Tokuyama Corp.	37,000	190
Tokyo Broadcasting System, Inc.	26,000	417
Tokyo Steel Manufacturing Co., Ltd. #	23,100	365
Tokyo Style Co., Ltd.	13,000	142
Tokyo Tatemono Co., Ltd.	12,000	67
Toppan Printing Co., Ltd.	102,000	987
Toray Industries, Inc.	204,000	953
Toshiba TEC Corp.	42,000	174
Tostem Inax Holding Corp.	27,000	481
Toyo Ink Manufacturing Co., Ltd.	40,000	138
Toyo Seikan Kaisha, Ltd.	31,000	484
Toyo Suisan Kaisha, Ltd.	7,000	82
Toyota Auto Body Co., Ltd.	12,800	229

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Toyota Industries Corp.	45,700	1,039
UNY Co., Ltd.	27,000	271
Wacoal Corp.	19,000	215
Yamaguchi Bank, Ltd.	29,000	288
Yamanashi Chuo Bank, Ltd.	28,000	153
Yamazaki Baking Co., Ltd.	29,000	256
Yokohama Rubber Co., Ltd.	45,000	160

		85,853

Netherlands (4.7%)

ABN AMRO Holding NV	102,573	2,460
Aegon NV	248,069	2,722
AM NV	13,643	110
Buhrmann NV	21,050	157
DSM NV	16,542	902
Hagemeyer NV (b)	75,855	139
Hunter Douglas NV	7,838	372
IHC Caland N.V. (b)	4,437	255
ING Groep NV	219,044	5,813
Koninklijke Ahold NV (b)	138,261	962
Koninklijke KPN NV	38,382	307
Koninklijke Numico NV (b)	18,747	633
Koninklijke Philips Electronics NV	122,350	2,902
Koninklijke Vopak NV	9,588	175
New Skies Satellites NV	15,048	120
Nutreco Holding NV	5,436	133
NV Holdingsmaatschappij De Telegraaf	3,200	73
Oce NV	13,438	187
Royal Nedlloyd NV	2,900	127
Vedior NV	13,287	195
Versatel Telecom International NV (b) #	74,287	156
VNU NV	39,262	1,075

		19,975

New Zealand (0.2%)

Auckland International Airport, Ltd.	67,870	334
Carter Holt Harvey, Ltd.	237,750	349
Fletcher Building, Ltd.	34,200	128

		811

Norway (0.7%)

Aker Kvaerner ASA (b)	7,361	166
Aker Yards AS (b)	4,538	54
DnB Holding ASA	57,600	489
Norsk Hydro ASA	13,300	981
Norske Skogindustrier ASA	47,500	866
Storebrand ASA	74,200	566

		3,122

Portugal (0.3%)

Banco BPI SA	14,440	56
Banco Espirito Santo SA (b)	3,990	69
Portugal Telecom, SGPS, SA	110,300	1,245

		1,370

Singapore (0.9%)

DBS Group Holdings, Ltd.	102,000	957
Fraser & Neave, Ltd.	22,600	186
Jardine Cycle & Carriage, Ltd.	5,000	24
Keppel Corp., Ltd.	49,000	236
Oversea-Chinese Banking Corp., Ltd.	77,000	639

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

SembCorp Industries, Ltd.	51,000	47
Singapore Airlines, Ltd.	111,000	714
Singapore Land, Ltd.	20,000	53
United Overseas Bank, Ltd.	94,000	763
United Overseas Land, Ltd.	33,000	45

		3,664

Spain (4.1%)

Acciona SA (b)	3,705	262
Acerinox SA	28,744	400
Antena 3 Television SA (b)	871	56
Banco Bilbao Vizcaya Argentaria SA #	99,000	1,557
Banco de Andalucia SA	900	81
Banco de Sabadell SA #	18,768	404
Banco Pastor SA	2,400	77
Banco Santander Central Hispano SA #	290,459	3,250
Cementos Portland SA	3,328	188
Corporacion Mapfre SA	21,977	278
Ebro Puleva SA	15,256	183
Endesa SA	92,041	1,873
Iberia Lineas Aereas de Espana SA #	116,152	330
Inmobiliaria Colonial SA	4,000	139
Inmobiliaria Urbis SA	13,781	164
Red Electrica de Espana #	6,000	112
Repsol YPF SA	130,632	2,838
Sacyr Vallehermoso SA #	7,072	109
Sociedad General de Aguas de Barcelona SA	18,190	323
Sol Melia SA #	21,812	191
Telefonica SA	257,754	4,265

		17,080

Sweden (2.8%)

Electrolux AB, B Shares (b)	2,300	43
Gambro AB, A Shares	32,500	380
Gambro AB, B Shares	10,500	119
Holmen AB, B Shares	9,900	308
Kinnevik Investment AB	24,150	191
NCC AB, B Shares	4,000	45
Nordea AB	334,300	2,896
Skandia Forsakrings AB	108,400	405
Skandinaviska Enskilda Banken AB	76,700	1,280
Skanska AB, B Shares	4,900	53
SSAB, A Shares	9,400	186
SSAB, B Shares	2,000	39
Svenska Cellulosa AB, B Shares	26,100	974
Tele2 AB, B Shares	15,600	519
TeliaSonera AB	358,000	1,924
Trelleborg AB, B Shares	9,000	126
Volvo AB, A Shares	16,900	620
Volvo AB, B Shares	35,900	1,363
Wihlborgs Fastigheter AB #	10,185	176

		11,647

Switzerland (6.8%)

Baloise Holding, Ltd.	30,600	1,216
Bank Sarasin & Cie AG, B Shares	90	138
Banque Cantonale Vaudoise	2,200	308
Berner Kantonalbank	4,900	634
Ciba Specialty Chemicals AG	18,300	1,262
Clariant AG (b)	47,100	639

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

Compagnie Financiere Richemont AG	175,900	5,001
Converium Holding AG	7,200	54
Credit Suisse Group	23,500	805
Ems-Chemie Holding AG	1,150	94
Georg Fischer AG (b)	1,910	460
Givaudan SA	200	125
Helvetia Patria Holding	3,400	541
Holcim Ltd.	65,100	3,489
Julius Baer Holding, Ltd., B Shares	120	34
Luzerner Kantonalbank	2,393	401
PSP Swiss Property AG	16,800	677
Rieter Holding AG	1,590	423
SIG Holding AG	3,000	563
Sika AG	380	235
St. Galler Kantonalbank	2,770	655
Swiss Life Holding (b)	12,920	1,657
Swiss Prime Site (b)	720	177
Swiss Re	6,100	376
Syngenta AG	40,600	3,884
Unaxis Holding AG	7,000	583
Valiant Holding (b)	4,300	373
Valora Holding AG	2,230	512
Vontobel Holding AG	14,200	303
Zurich Financial Services AG	20,500	2,926

		28,545

United Kingdom (23.5%)

Abbey National PLC	430,559	5,001
Aggregate Industries PLC	310,752	528
Amvescap PLC	128,900	699
Arriva PLC	48,410	400
Associated British Foods PLC	166,073	2,120
Associated British Ports Holdings PLC	71,400	606
Aviva PLC	564,393	5,651
BAA PLC	264,218	2,783
BAE Systems PLC	731,996	3,204
Barratt Developments PLC	57,000	530
BBA Group PLC	116,000	563
Bellway PLC	12,000	149
Berkeley Group PLC	35,610	779
Big Food Group PLC	72,054	122
Bovis Homes Group PLC	19,000	179
Bradford & Bingley PLC	74,000	376
Brambles Industries PLC	142,000	686
Britannic Group PLC	31,800	223
British Airways PLC (b)	298,000	1,179
British Land Co. PLC	136,012	1,863
British Vita PLC	40,829	185
Brixton PLC	55,200	305
Cable & Wireless PLC	676,845	1,300
COLT Telecom Group PLC (b)	416,000	336
Corus Group PLC (b)	1,223,858	1,096
De Vere Group PLC	23,984	187
DS Smith PLC	78,167	200
Duelguide PLC (b)	5,727	-*
easyJet PLC (b)	108,000	313
FKI PLC	122,150	268
Friends Provident PLC	418,000	1,044
Galen Holdings PLC	41,000	649

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

George Wimpey PLC	95,673	615
Great Portland Estates PLC	34,119	190
Greene King PLC	16,000	338
Hammerson PLC	76,100	1,026
Hanson PLC	179,000	1,323
HHG PLC (b)	408,291	349
Hilton Group PLC	445,026	2,108
Inchcape PLC	11,000	299
InterContinental Hotels Group PLC	178,389	2,185
International Power PLC (b)	410,172	1,211
ITV PLC	625,987	1,231
J Sainsbury PLC	476,514	2,256
Kingfisher PLC	120,511	669
Land Securities Group PLC	19,091	418
Lex Service PLC	16,900	209
Liberty International PLC	75,374	1,193
Logica PLC	97,950	318
London Merchant Securities PLC	51,163	176
Mersey Docks & Harbour Co.	16,401	241
Millennium & Copthorne Hotels PLC	78,527	490
Mitchells & Butlers PLC	125,921	659
mmO2 PLC (b)	2,392,000	4,626
Pearson PLC	174,000	1,912
Peninsular & Oriental Steam Navigation Co.	162,000	798
Persimmon PLC	54,001	613
Pilkington PLC	325,272	515
Pillar Property PLC	18,694	228
Premier Oil PLC (b)	17,081	196
Quintain Estates & Development PLC	22,000	185
RMC Group PLC	73,000	1,140
Rolls-Royce Group PLC	460,715	2,195
Rolls-Royce Group PLC, B Shares	14,650,737	27
Royal & Sun Alliance Insurance Group PLC	604,850	831
SABMiller PLC	99,059	1,430
Schroders PLC	49,000	577
Scottish & Newcastle PLC	155,500	1,152
Scottish Power PLC	351,325	2,839
Shire Pharmaceuticals Group PLC	100,389	957
Singer & Friedlander Group PLC	36,185	182
Slough Estates PLC	114,800	958
Somerfield PLC	105,223	259
Stagecoach Group PLC	288,166	470
Standard Chartered PLC	192,207	3,438
Stanley Leisure PLC	26,625	203
Tate & Lyle PLC	101,294	790
Taylor Woodrow PLC	136,744	582
Thus Group PLC (b)	236,007	59
Trinity Mirror PLC	80,510	954
Vodafone Group PLC	6,573,300	16,848
Westbury PLC	20,310	141
WH Smith PLC	44,640	276
Whitbread PLC	81,000	1,208
William Morrison Supermarkets PLC	257,994	1,074
Wilson Bowden PLC	18,000	323
Wolverhampton & Dudley Breweries PLC	15,306	256
Woolworths Group PLC	247,175	210

		99,480

See notes to schedule of portfolio investments.

International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

TOTAL COMMON STOCKS		417,247

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (5.5%)
BNY Institutional Cash Reserve Fund	23,190,219	23,190
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		23,190

TOTAL INVESTMENTS
(Cost $326,879) (a) - 105.3%		440,437
Liabilities in excess of other assets - 5.3%		(18,813)

NET ASSETS - 100.0%		$421,624

(a)	Cost for federal income tax purpose is $329,430. The gross unrealized/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$120,175
Unrealized depreciation	(9,168)

Net unrealized appreciation	$111,007

(b)	Represents non-income producing security.
#	A portion or all of this security is out on loan as of October 31, 2004.
*	Due to rounding, figure is below thousand-dollar threshold.
BNY—Bank of New York
PLC— Public Limited Company

See notes to schedule of portfolio investments.

Balanced Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

COMMON STOCKS (59.9%)
Abbott Laboratories	12,000	512
AFLAC, Inc.	48,380	1,736
Allstate Corp.	25,000	1,202
American Electric Power Co., Inc.	37,065	1,221
American International Group, Inc.	10,000	607
Amgen, Inc. (b)	54,041	3,070
Anadarko Petroleum Corp.	10,000	675
Bank of America Corp.	66,212	2,965
Becton, Dickinson & Co.	16,589	871
BellSouth Corp.	59,398	1,584
Boeing Co.	41,107	2,052
BP PLC – ADR	19,516	1,137
Bristol-Myers Squibb Co. #	84,603	1,982
Capital One Financial Corp. #	33,695	2,485
Carnival Corp.	34,466	1,743
ChevronTexaco Corp.	41,762	2,216
Cisco Systems, Inc. (b)	213,000	4,092
CIT Group, Inc.	27,000	1,091
Citigroup, Inc.	84,083	3,731
Colgate-Palmolive Co.	20,000	892
Constellation Energy Group	12,000	487
Dell, Inc. (b)	78,439	2,750
Dollar General Corp.	67,967	1,308
E.I. du Pont de Nemours & Co.	19,190	823
Eli Lilly & Co.	10,000	549
EMC Corp. (b)	40,000	515
Exxon Mobil Corp.	78,030	3,840
First Data Corp.	12,000	495
Freddie Mac	20,487	1,364
Genentech, Inc. (b) #	55,000	2,504
Genuine Parts Co.	16,834	672
Golden West Financial Corp.	5,000	585
Goldman Sachs Group, Inc.	32,246	3,172
H & R Block, Inc. #	31,143	1,481
Harley-Davidson, Inc.	10,000	576
Harris Corp.	17,999	1,107
Hewlett-Packard Co.	129,678	2,420
Home Depot, Inc.	27,193	1,117
Honeywell International, Inc.	31,581	1,064
IBM Corp.	9,260	831
Ingersoll-Rand Co., Class A	10,000	684
International Paper Co.	31,864	1,227
J.P. Morgan Chase & Co.	53,672	2,072
Johnson & Johnson	13,521	789
Kohl’s Corp. (b)	12,000	609
Kroger Co. (b)	30,000	453
Limited Brands	64,181	1,590
Linear Technology Corp.	12,000	455
Lowe’s Cos., Inc.	10,000	563
McDonald’s Corp.	27,003	787
MeadWestvaco Corp.	10,000	315
Merrill Lynch & Co., Inc.	10,000	539
MGIC Investment Corp.	10,000	643

See notes to schedule of portfolio investments.

Balanced Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Microsoft Corp.	103,441	2,895
Office Depot, Inc. (b)	34,727	562
Paychex, Inc.	15,000	492
PepsiCo, Inc.	12,000	595
Procter & Gamble Co.	51,196	2,621
Raytheon Co.	40,142	1,464
Rockwell Automation, Inc.	28,155	1,174
Sara Lee Corp.	135,301	3,150
SBC Communications, Inc.	40,583	1,025
Southern Co.	29,763	940
St. Paul Travelers Cos., Inc.	10,000	340
Staples, Inc.	70,000	2,083
Starbucks Corp. (b)	12,000	635
Sysco Corp.	15,000	484
Target Corp.	12,000	600
Texas Instruments, Inc.	35,173	860
Time Warner, Inc. (b) #	98,810	1,644
U.S. Bancorp	37,139	1,063
Verizon Communications, Inc.	32,023	1,252
Wachovia Corp.	12,000	591
Walgreen Co.	12,000	431
Walt Disney Co.	22,375	564
Washington Mutual, Inc.	87,147	3,373
WellPoint Health Networks, Inc. (b)	43,345	4,233

TOTAL COMMON STOCKS		107,321

CORPORATE BONDS (16.6%)
Alcoa, Inc., 7.38%, 8/1/10	$900	1,055
Berkshire Hathaway, Inc., 3.38%, 10/15/08	1,000	997
Boeing Capital Corp., 7.38%, 9/27/10	1,000	1,172
Bottling Group LLC, 2.45%, 10/16/06	1,000	992
Branch Banking & Trust, 4.88%, 1/15/13	500	508
Caterpillar Financial Services Corp., 2.50%, 10/3/06, MTN	1,000	992
Coca-Cola Co., 4.00%, 6/1/05	1,000	1,008
Conoco, Inc., 6.35%, 4/15/09 #	1,500	1,663
Diageo Capital PLC, 3.50%, 11/19/07	1,000	1,006
First Data Corp., 6.75%, 7/15/05	2,000	2,060
General Dynamics Corp., 4.50%, 8/15/10	1,000	1,030
General Electric Co., 5.00%, 2/1/13 #	1,500	1,557
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08	1,000	996
McDonald’s Corp., 5.75%, 3/1/12 #	1,200	1,308
Northern Trust Co., 7.10%, 8/1/09	1,000	1,138
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	500	503
Prudential Funding LLC, 6.60%, 5/15/08 (c)	2,000	2,207
St. Paul Cos., Inc., 5.75%, 3/15/07	750	786
SunTrust Banks, Inc., 7.38%, 7/1/06	2,000	2,147
Sysco Corp., 4.75%, 7/30/05	1,000	1,014
Target Corp., 5.88%, 3/1/12	500	549
Unilever Capital Corp., 6.88%, 11/1/05	2,000	2,084
Unilever Capital Corp., 7.13%, 11/1/10	800	933
UnitedHealth Group, Inc., 5.00%, 8/15/14	500	508
Wachovia Corp., 6.63%, 11/15/06 #	1,475	1,584

TOTAL CORPORATE BONDS		29,797

See notes to schedule of portfolio investments.

Balanced Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

MUNICIPAL BONDS (2.2%)
Chicago Public Building, 7.00%, 1/1/06	3,800	3,990

TOTAL MUNICIPAL BONDS		3,990

U.S. GOVERNMENT AGENCIES (8.9%)
Fannie Mae (3.0%)
6.21%, 11/7/07	2,300	2,507
5.50%, 11/1/16 – 11/1/17	2,837	2,944

		5,451

Freddie Mac (2.5%)
5.83%, 2/9/06	2,000	2,083
6.25%, 3/5/12, Callable 3/5/07 @ 100	1,500	1,586
5.50%, 9/1/17	715	741

		4,410

Government National Mortgage Assoc. (3.4%)
6.00%, 6/15/33	1,052	1,095
6.50%, 11/20/28 – 10/15/33	4,678	4,951

		6,046

TOTAL U.S. GOVERNMENT AGENCIES		15,907

U.S. TREASURY BONDS (6.1%)
7.50%, 11/15/16	1,300	1,684
7.25%, 8/15/22 #	1,500	1,952
6.25%, 8/15/23	6,125	7,237

TOTAL U.S. TREASURY BONDS		10,873

U.S. TREASURY NOTES (4.1%)
2.38%, 8/31/06 #	1,800	1,796
3.00%, 2/15/09 #	2,000	1,988
4.00%, 6/15/09 #	1,500	1,549
4.25%, 11/15/13 #	2,000	2,042

TOTAL U.S. TREASURY NOTES		7,375

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (10.6%)
BNY Institutional Cash Reserve Fund	19,038,748	19,039

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		19,039

AFFILIATED SECURITIES (1.6%)
AmSouth Prime Money Market Fund	2,830,669	2,831

TOTAL AFFILIATED SECURITIES		2,831

TOTAL INVESTMENTS (Cost $167,112) (a) – 110.0%		197,133
Liabilities in excess of other assets – (10.0%)		(18,009)

NET ASSETS – 100.0%		$179,124

See notes to schedule of portfolio investments.

Balanced Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

(a)	Cost for federal income tax purposes is $167,663. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,375
Unrealized depreciation	(905)

Net unrealized appreciation	$29,470

(b) Represents non-income producing security.
(c)

Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.

# A portion or all of this security is on loan as of October 31, 2004.
ADR – American Depositary Receipt
BNY — Bank of New York
LLC – Limited Liability Company
MTN – Medium Term Note
PLC – Public Limited Company

See notes to schedule of portfolio investments.

Strategic Portfolios: Aggressive Growth Portfolio
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

AFFILIATED SECURITIES (99.9%)
Investment Companies (99.9%)

AmSouth Capital Growth Fund, I Shares	720,026	6,804
AmSouth Enhanced Market Fund, I Shares	831,424	9,463
AmSouth International Equity Fund, I Shares	395,582	4,893
AmSouth Large Cap Fund, I Shares	255,546	4,533
AmSouth Limited Term Bond Fund, I Shares	45	-	+
AmSouth Mid Cap Fund, I Shares	366,761	4,720
AmSouth Prime Money Market Fund, I Shares	478,601	479
AmSouth Select Equity Fund, I Shares	333,365	4,604
AmSouth Small Cap Fund, I Shares (b)	547,012	4,775
AmSouth Value Fund, I Shares	464,142	7,208

TOTAL AFFILIATED SECURITIES		47,479

TOTAL INVESTMENTS
(Cost $40,852) (a) — 99.9%		47,479
Other assets in excess of liabilities — 0.1%		33

NET ASSETS — 100.0%		$47,512

(a)	Cost for federal income tax purposes is $41,836. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,786
Unrealized depreciation	(143)

Net unrealized appreciation	$5,643

(b)	Represents non-income producing security.
+	Due to rounding, figure is below thousand-dollar threshold.

See notes to schedule of portfolio investments.

Strategic Portfolio: Growth Portfolio
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

AFFILIATED SECURITIES (99.9%)

Investment Companies (99.9%)

AmSouth Bond Fund, I Shares	624,234	7,016
AmSouth Capital Growth Fund, I Shares	624,452	5,901
AmSouth Enhanced Market Fund, I Shares	739,046	8,411
AmSouth Government Income Fund, I Shares	216,580	2,155
AmSouth International Equity Fund, I Shares	375,250	4,642
AmSouth Large Cap Fund, I Shares	222,346	3,944
AmSouth Limited Term Bond Fund, I Shares	411,221	4,310
AmSouth Mid Cap Fund, I Shares	328,601	4,229
AmSouth Prime Money Market Fund, I Shares	534,157	534
AmSouth Select Equity Fund, I Shares	301,016	4,157
AmSouth Small Cap Fund, I Shares (b)	474,298	4,141
AmSouth Value Fund, I Shares	417,853	6,489

TOTAL AFFILIATED SECURITIES		55,929

TOTAL INVESTMENTS (Cost $51,070) (a) - 99.9%		55,929
Other assets in excess of liabilities - 0.1%		75

NET ASSETS - 100.0%		$56,004

(a)	Cost for federal income tax purposes is $51,588. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,595
Unrealized depreciation	(254)

Net unrealized appreciation	$4,341

(b)	Represents non-income producing security.

See notes to schedule of portfolio investments.

Strategic Portfolios: Growth And Income Portfolio
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

AFFILIATED SECURITIES (100.0%)
Investment Companies (100.0%)

AmSouth Bond Fund, I Shares	1,712,696	19,252
AmSouth Capital Growth Fund, I Shares	980,925	9,270
AmSouth Enhanced Market Fund, I Shares	1,173,404	13,353
AmSouth Government Income Fund, I Shares	965,132	9,603
AmSouth International Equity Fund, I Shares	606,460	7,502
AmSouth Large Cap Fund, I Shares	354,402	6,287
AmSouth Limited Term Bond Fund, I Shares	1,296,419	13,586
AmSouth Mid Cap Fund, I Shares	521,400	6,710
AmSouth Prime Money Market Fund, I Shares	1,047,276	1,047
AmSouth Select Equity Fund, I Shares	479,610	6,623
AmSouth Small Cap Fund, I Shares (b)	741,793	6,476
AmSouth Value Fund, I Shares	663,974	10,312

TOTAL AFFILIATED SECURITIES		110,021

TOTAL INVESTMENTS
(Cost $100,605) (a) — 100.0%		110,021
Other assets in excess of liabilities — +		9

NET ASSETS — 100.0%		$110,030

(a)	Cost for federal income tax purposes is $101,973. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,902
Unrealized depreciation	(854)

Net unrealized appreciation	$8,048

(b)	Represents non-income producing security.
+	Amount is less than 0.1%.

See notes to schedule of portfolio investments.

Strategic Portfolios: Moderate Growth And Income Portfolio
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $

AFFILIATED SECURITIES (100.1%)
Investment Companies (100.1%)

AmSouth Bond Fund, I Shares	973,183	10,938
AmSouth Capital Growth Fund, I Shares	392,135	3,706
AmSouth Enhanced Market Fund, I Shares	437,019	4,973
AmSouth Government Income Fund, I Shares	462,651	4,603
AmSouth International Equity Fund, I Shares	205,727	2,545
AmSouth Large Cap Fund, I Shares	138,483	2,457
AmSouth Limited Term Bond Fund, I Shares	718,985	7,535
AmSouth Mid Cap Fund, I Shares	198,166	2,550
AmSouth Prime Money Market Fund, I Shares	482,043	482
AmSouth Select Equity Fund, I Shares	179,339	2,477
AmSouth Small Cap Fund, I Shares (b)	302,057	2,637
AmSouth Value Fund, I Shares	243,208	3,777

TOTAL AFFILIATED SECURITIES		48,680

TOTAL INVESTMENTS
(Cost $46,003) (a) — 100.1%		48,680
Liabilities in excess of other assets — (0.1%)		(27)

NET ASSETS — 100.0%		$48,653

(a)	Cost for federal income tax purposes is $46,194. The gross unrealized appreciation/(depreciation) on tax basis is as follows:

Unrealized appreciation	$2,925
Unrealized depreciation	(439)

Net unrealized appreciation	$2,486

(b)	Represents non-income producing security.

See notes to schedule of portfolio investments.

Government Income Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

U.S. GOVERNMENT AGENCIES (88.8%)
Fannie Mae (16.8%)

8.50%, 5/26/05, Callable 11/26/04 @ 100	2,500	2,509
5.75%, 6/15/05	250	255
3.30%, 7/30/07, Callable 1/30/05 @ 100	3,500	3,506
6.44%, 8/14/07, MTN	500	546
6.00%, 5/15/08 #+	7,000	7,640
7.50%, 4/1/15 – 6/1/15	693	737
5.00%, 6/30/15, Callable 12/30/04 @ 100	1,000	999
8.00%, 7/1/15	449	478
6.50%, 12/1/31 – 2/1/34	19,580	20,627

		37,297

Federal Farm Credit Bank (11.4%)

3.88%, 12/15/04	1,000	1,003
5.75%, 9/1/05, MTN	500	514
2.48%, 2/27/06, Callable 11/17/04 @ 100	3,000	2,996
3.00%, 12/15/06, Callable 12/15/04 @ 100	8,000	8,004
5.70%, 9/3/08	7,000	7,592
5.05%, 12/27/12, Callable 12/27/05 @ 100	5,000	5,081

		25,190

Federal Home Loan Bank (4.1%)

4.13%, 11/15/04	1,000	1,001
7.25%, 5/13/05	1,000	1,027
5.50%, 8/15/08	375	403
5.82%, 3/30/09	1,000	1,097
5.89%, 3/30/09	5,000	5,501

		9,029

Freddie Mac (10.6%)

3.80%, 6/28/07, Callable 6/28/06 @ 100	4,500	4,573
3.25%, 3/14/08	2,000	1,996
5.50%, 8/1/08	591	608
4.72%, 5/19/09, Callable 5/19/05 @ 100	4,500	4,559
4.00%, 2/1/10	2,486	2,486
6.25%, 3/5/12, Callable 3/5/07 @ 100	2,000	2,115
6.00%, 5/1/16 – 11/1/33	5,952	6,204
6.50%, 5/1/31	269	284
7.00%, 6/1/31	560	595

		23,420

Government National Mortgage Assoc. (33.6%)

4.50%, 7/15/18 – 11/15/18	14,288	14,436
5.00%, 12/15/17 – 6/15/18	18,169	18,681
5.50%, 2/15/14 – 2/20/32	8,427	8,749
6.00%, 5/15/16 – 6/15/31	15,902	16,694
6.50%, 7/15/14 – 3/15/33	7,178	7,635
6.75%, 4/15/26	658	702
7.00%, 8/15/11 – 12/15/30	2,608	2,785
7.50%, 5/15/10 – 8/20/30	2,942	3,172
8.00%, 7/15/29 – 6/20/30	1,181	1,285
8.50%, 11/15/20 – 2/15/23	21	23
9.00%, 6/15/18 – 9/15/22	102	115
9.50%, 5/15/18 – 8/15/21	107	122

		74,399

See notes to schedule of portfolio investments.

Government Income Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Private Export Funding (7.7%)

5.34%, 3/15/06, Series M	990	1,027
5.53%, 4/30/06	3,500	3,649
7.11%, 4/15/07, Series ZZ	1,200	1,319
6.49%, 7/15/07, Series B	2,000	2,168
5.75%, 1/15/08	4,300	4,632
5.87%, 7/31/08, Series D	3,000	3,270
4.97%, 8/15/13	1,000	1,044

		17,109

Tennessee Valley Authority (4.6%)

5.38%, 11/13/08 #	3,850	4,132
6.75%, 11/1/25	5,000	6,006

		10,138

TOTAL U.S. GOVERNMENT AGENCIES		196,582

U.S. TREASURY OBLIGATIONS (10.0%)

7.50%, 2/15/05 #	2,000	2,032
5.63%, 2/15/06 #	4,500	4,691
3.50%, 11/15/06 #+	1,000	1,019
3.25%, 8/15/07 #	7,500	7,599
6.25%, 8/15/23 #+	5,700	6,735

TOTAL U.S. TREASURY OBLIGATIONS		22,076

INVESTMENT COMPANIES (0.1%)

AIM Treasury Money Market Fund	177,485	177

TOTAL INVESTMENT COMPANIES		177

AFFILIATED SECURITIES (0.2%)

AmSouth Treasury Reserve Money Market Fund	549,661	550

TOTAL AFFILIATED SECURITIES		550

SHORT–TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (9.1%)
BNY Institutional Cash Reserve Fund	20,183,154	20,183

TOTAL SHORT–TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		20,183

TOTAL INVESTMENTS
(Cost $232,441) (a) – 108.2%		239,568
Liabilities in excess of other assets – (8.2%)		(18,140)

NET ASSETS – 100.0%		$221,428

See notes to schedule of portfolio investments.

Government Income Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

(a)	Cost for federal income tax purposes is $232,872. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,913
Unrealized depreciation	(217)

Net unrealized appreciation	$6,696

MTN – Medium Term Note BNY – Bank of New York
#	A portion or all of this security is on loan as of October 31, 2004.
+	A portion or all of this security is used as collateral for securities on loan as of October 31, 2004.

See notes to schedule of portfolio investments.

Limited Term Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

CORPORATE BONDS (54.4%)

3M Co., 4.15%, 6/30/05, MTN	500	508
Abbott Laboratories, 5.40%, 9/15/08	2,000	2,139
Alabama Power Co., 2.65%, 2/15/06	500	500
Alabama Power Co., 2.80%, 12/1/06	1,000	998
Allstate Financial Global Fund, 7.13%, 9/26/05 (b)	2,000	2,075
American Express Credit Corp., 4.25%, 2/7/05, MTN	2,000	2,010
American Honda Finance, 1.77%, 5/11/07, MTN*	3,000	3,000
Asif Global Finance, 1.95%, 12/11/06 (b)*	3,000	3,005
Bank of New York, 3.90%, 9/1/07	1,000	1,019
Becton Dickinson, 7.15%, 10/1/09	1,000	1,144
Berkshire Hathaway, Inc., 3.38%, 10/15/08 (b)	3,000	2,992
Boeing Capital Corp., 5.65%, 5/15/06	403	421
Bottling Group LLC, 2.45%, 10/16/06 #	3,000	2,978
Bristol-Myers Squibb Co., 4.75%, 10/1/06 #	1,650	1,706
Caterpillar Financial Services Corp., 2.50%, 10/3/06, MTN	2,000	1,983
Caterpillar Financial Services Corp., 3.10%, 5/15/07, MTN	500	501
Chase Manhattan Corp., 7.13%, 2/1/07	2,500	2,727
Coca-Cola Enterprises, 2.50%, 9/15/06	1,000	993
Coca-Cola Enterprises, 5.25%, 5/15/07	1,000	1,052
Colgate-Palmolive Co., 5.34%, 3/27/06	2,000	2,074
Consolidated Edison, Inc., 3.63%, 8/1/08	500	499
Diageo Capital PLC, 3.50%, 11/19/07	1,000	1,006
Diageo Finance BV, 3.00%, 12/15/06	1,000	1,000
Donaldson Lufkin & Jenrette, 6.90%, 10/1/07, MTN	1,500	1,646
Eli Lilly & Co., 5.50%, 7/15/06	2,000	2,090
Emerson Electric Co., 7.88%, 6/1/05	2,000	2,064
Fifth Third Bank, 2.70%, 1/30/07	2,000	1,990
First Data Corp., 4.70%, 11/1/06	3,000	3,113
First Union Corp., 6.88%, 9/15/05	2,000	2,072
FleetBoston Financial Corp., 4.88%, 12/1/06	2,000	2,079
General Electric Capital Corp., 3.75%, 12/15/09	4,000	3,986
Gillette Co., 2.50%, 6/1/08	2,000	1,963
GlaxoSmithKline Capital PLC, 2.38%, 4/16/07	1,100	1,085
Goldman Sachs Group, Inc., 2.20%, 1/9/07, MTN*	3,000	3,004
GTE California, Inc., 7.65%, 3/15/07	2,000	2,196
Hartford Life Global Fund, 2.11%, 9/15/09 *	2,000	1,983
Hershey Foods Corp., 6.70%, 10/1/05	1,710	1,769
IBM Corp., 4.13%, 6/30/05	1,000	1,012
Keycorp, 2.75%, 2/27/07, MTN	2,000	1,984
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08	2,000	1,992
Lowe’s Cos., Inc., 6.38%, 12/15/05	1,000	1,042
McDonald’s Corp., 3.88%, 8/15/07, MTN	3,000	3,049
Merck & Co., Inc., 4.13%, 1/18/05	1,150	1,154

See notes to schedule of portfolio investments.

Limited Term Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Merrill Lynch & Co., 4.13%, 9/10/09	4,000	4,031
Morgan Stanley Group, Inc., 6.10%, 4/15/06	3,500	3,666
National City Bank of Indiana, 2.38%, 8/15/06	2,000	1,988
Nationwide Life Global Fund, 2.75%, 5/15/07 (b)	2,000	1,976
New York Times Co., 7.63%, 3/15/05	2,000	2,040
New York Times Co., 4.63%, 6/25/07, MTN	2,000	2,078
Northern Trust Co., 6.70%, 9/15/05	1,725	1,779
Pacific Life Global Funding, 3.75%, 1/15/09 (b)	1,000	1,001
Premium Asset Trust, 2.30%, 10/8/09 (b) *	2,000	2,000
Procter & Gamble Co., 3.50%, 12/15/08	1,000	1,006
Protective Life Secured Trust, 4.00%, 10/7/09	2,000	2,011
Ontario, 3.35%, 7/16/07	3,000	3,019
R.R. Donnelley & Sons, 5.00%, 11/15/06	1,000	1,034
Sears Credit Account Master Trust, 6.75%, 9/16/09	5,000	5,174
Smith Enron, 5.97%, 12/15/06	508	510
St. Paul Cos., Inc., 5.75%, 3/15/07	2,500	2,621
SunTrust Banks, Inc., 6.90%, 7/1/07	510	559
SunTrust Banks, Inc., 6.25%, 6/1/08	1,000	1,097
Sysco Corp., 4.75%, 7/30/05	1,500	1,521
Sysco Corp., 7.25%, 4/15/07	1,115	1,224
Target Corp., 7.50%, 2/15/05	1,000	1,014
Target Corp., 3.38%, 3/1/08 #	800	802
Toyota Motor Credit Corp., 5.65%, 1/15/07	3,000	3,169
U.S. Bancorp, 2.75%, 3/30/06	2,000	2,000
Unilever Capital Corp., 6.88%, 11/1/05	3,000	3,126
United Technologies Corp., 4.88%, 11/1/06	2,000	2,080
UnitedHealth Group, Inc., 5.20%, 1/17/07	1,000	1,040
UnitedHealth Group, Inc., 3.38%, 8/15/07	1,035	1,032
USAA Capital Corp., 4.00%, 12/10/07, MTN (b)	2,200	2,253
Wal-Mart Stores, Inc., 5.45%, 8/1/06 #	2,000	2,093
Wells Fargo & Co., 1.97%, 9/15/06 *	1,000	1,001

TOTAL CORPORATE BONDS		137,548

U.S. TREASURY OBLIGATIONS (27.3%)
1.63%, 4/30/05 #+	15,000	14,970
2.00%, 5/15/06 #+	10,000	9,950
2.25%, 2/15/07 #	28,000	27,767
3.88%, 5/15/09 #	15,000	15,427
4.00%, 6/15/09 #	1,000	1,033

TOTAL U.S. TREASURY OBLIGATIONS		69,147

U.S. GOVERNMENT AGENCIES (16.7%)
Fannie Mae (4.0%)
7.00%, 7/15/05	5,000	5,164
3.41%, 8/30/07, Callable 9/1/05 @ 100	5,000	5,023

		10,187

See notes to schedule of portfolio investments.

Limited Term Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Federal Farm Credit Bank (2.8%)
2.38%, 12/23/05, Callable 11/15/04 @100	5,000	4,980
2.70%, 11/24/06, Callable 11/24/04 @ 100	2,000	1,995

		6,975

Federal Home Loan Bank (5.4%)
1.79%, 9/16/05 *	2,000	2,000
2.25%, 10/18/05	2,000	1,997
2.38%, 8/15/06 #	10,000	9,944

		13,941

Freddie Mac (4.0%)
6.88%, 1/15/05	5,000	5,049
2.50%, 12/4/06	5,000	4,969

		10,018

Government National Mortgage Assoc. (0.5%)
7.50%, 4/15/09 - 8/15/11	371	397
8.00%, 12/15/07 - 4/15/10	712	756
8.50%, 9/15/09 - 12/15/09	96	104

		1,257

TOTAL U.S. GOVERNMENT AGENCIES		42,378

INVESTMENT COMPANIES (**)
Goldman Sachs Financial Square Prime Obligations	36,312	36

TOTAL INVESTMENT COMPANIES		36

AFFILIATED SECURITIES (0.7%)
AmSouth Prime Money Market Fund	1,731,363	1,731
AmSouth Treasury Reserve Money Market Fund	728	1

TOTAL AFFILIATED SECURITIES		1,732

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (27.6%)
BNY Institutional Cash Reserve Fund	69,913,780	69,914

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		69,914

TOTAL INVESTMENTS
(Cost $318,724) (a) — 126.7%		320,755
Liabilities in excess of other assets — (26.7%)		(67,715)

NET ASSETS — 100.0%		$253,040

(a)	Cost for federal income tax purposes is $319,858. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,642
Unrealized depreciation	(745)

Net unrealized appreciation	$897

See notes to schedule of portfolio investments.

Limited Term Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

(b)

Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.

*	Variable rate security. Rate presented represents rate in effect at October 31, 2004.
#	Part or all of this security is on loan as of October 31, 2004.
+	A portion or all of this security is used as collateral for securities on loan as of October 31, 2004.
**	Amount is less than 0.1%.

BNY — Bank of New York
MTN —  Medium Term Note
PLC —  Public Limited Company
LLC — Limited Liability Company

See notes to schedule of portfolio investments.

Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

CORPORATE BONDS (50.5%)

Abbott Laboratories, 5.63%, 7/1/06	4,000	4,185
Alabama Power Co., 7.13%, 10/1/07	1,700	1,877
Alcoa, Inc., 7.38%, 8/1/10	4,000	4,689
Allstate Financial Global Fund, 7.13%, 9/26/05 (b)	1,000	1,038
Asif Global Financing, 3.85%, 11/26/07 (b)	5,000	5,065
Baltimore Gas & Electric, 7.50%, 1/15/07	3,100	3,385
Bank One Corp., 7.00%, 7/15/05	3,157	3,256
Bank One, Texas, 6.25%, 2/15/08	1,000	1,083
Bear Stearns Cos., Inc., 4.00%, 1/31/08	2,800	2,848
BellSouth Telecommunications, 6.50%, 6/15/05	3,500	3,588
Berkshire Hathaway, Inc., 3.38%, 10/15/08 (b)	3,000	2,992
Boeing Capital Corp., 7.38%, 9/27/10 #	6,251	7,325
Boeing Corp., 6.88%, 11/1/06	2,145	2,303
Bottling Group LLC, 2.45%, 10/16/06	5,500	5,458
Branch Banking & Trust, 4.88%, 1/15/13	4,500	4,575
British Columbia, 4.63%, 10/3/06 #	3,000	3,105
Caterpillar Financial Services Corp., 2.50%, 10/3/06, MTN	2,100	2,083
Caterpillar Financial Services Corp., 3.10%, 5/15/07, MTN	2,300	2,303
Caterpillar, Inc., 6.55%, 5/1/11 #	1,000	1,140
Chubb Corp., 6.15%, 8/15/05	1,000	1,025
Chubb Corp., 6.00%, 11/15/11	1,000	1,083
Clorox Co., 6.13%, 2/1/11	500	554
Coca-Cola Co., 5.75%, 3/15/11	4,000	4,385
Colgate-Palmolive Co., 5.34%, 3/27/06	4,400	4,565
Conoco, Inc., 6.35%, 4/15/09	1,000	1,109
Dean Witter Discover & Co., 6.50%, 11/1/05	3,500	3,636
Eli Lilly & Co., 5.50%, 7/15/06 #	6,000	6,269
Emerson Electric, 6.30%, 11/1/05	1,500	1,551
Fifth Third Bank, 6.75%, 7/15/05	4,000	4,115
Fifth Third Bank, 2.70%, 1/30/07	1,000	995
First Data Corp., 4.70%, 11/1/06	7,000	7,263
First Union Corp., 6.88%, 9/15/05	5,000	5,181
FleetBoston Financial Corp., 4.88%, 12/1/06	2,100	2,184
Ford Motor Credit Co., 6.25%, 12/8/05 #	3,485	3,602
General Electric Co., 5.00%, 2/1/13 #	12,000	12,460
General Motors Acceptance Corp., 7.50%, 7/15/05 #	3,000	3,101
General Motors Acceptance Corp., 6.15%, 4/5/07	2,000	2,103
Georgia Power Co., 4.00%, 1/15/11	3,000	2,963
GlaxoSmithKline Capital PLC, 2.38%, 4/16/07	1,000	987

See notes to schedule of portfolio investments.

Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

GTE California, Inc., 7.65%, 3/15/07	1,000	1,098
GTE California, Inc., 6.70%, 9/1/09	1,500	1,674
Honeywell, Inc., 7.00%, 3/15/07	2,000	2,174
Hormel Foods Corp., 6.63%, 6/1/11	7,000	7,910
Household Finance Corp., 6.50%, 1/24/06	5,000	5,228
IBM Corp., 5.38%, 2/1/09 #	5,000	5,350
John Deere Capital Corp., 7.00%, 3/15/12	6,000	6,983
John Hancock, 5.63%, 12/1/08	5,000	5,350
Kimberly-Clark Corp., 7.10%, 8/1/07	1,700	1,887
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08	6,000	5,976
May Department Stores Co., 7.90%, 10/15/07	1,000	1,126
McDonald’s Corp., 5.38%, 4/30/07, MTN	2,000	2,107
McDonald’s Corp., 5.35%, 9/15/08	5,500	5,864
McDonald’s Corp., 6.00%, 4/15/11, MTN	700	772
Mellon Funding Corp., 6.40%, 5/14/11	2,000	2,248
MetLife, Inc., 6.13%, 12/1/11	1,000	1,091
NationsBank Corp., 7.75%, 8/15/15	1,100	1,342
New York Times Co., 7.63%, 3/15/05	2,000	2,040
New York Times Co., 4.63%, 6/25/07, MTN	2,800	2,909
Nike, Inc., 5.50%, 8/15/06	3,500	3,666
Northern Trust Co., 7.10%, 8/1/09	6,000	6,830
Pfizer, Inc., 5.63%, 2/1/06	3,900	4,046
Pharmacia Corp., 5.75%, 12/1/05	2,600	2,688
Phillips Petroleum Co., 6.38%, 3/30/09	2,000	2,218
PPG Industries, Inc., 7.05%, 8/15/09	2,500	2,828
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	3,500	3,520
Prudential Funding LLC, 6.60%, 5/15/08 (b)	6,000	6,615
Rockwell International Corp., 6.63%, 6/1/05	3,456	3,529
Sara Lee Corp., 6.15%, 6/19/08, MTN	5,625	6,149
Sears Credit Account Master Trust, 6.75%, 9/16/09	5,000	5,174
Smith Enron, 5.97%, 12/15/06	787	790
Southwestern Bell Telephone, 6.63%, 4/1/05	2,000	2,035
St. Paul Cos., Inc., 5.75%, 3/15/07	9,125	9,567
State Street Boston, 7.65%, 6/15/10	5,000	5,961
SunTrust Bank, 6.38%, 4/1/11	5,500	6,164
SunTrust Banks, Inc., 7.38%, 7/1/06	3,159	3,390
Sysco Corp., 4.75%, 7/30/05	2,500	2,534
Target Corp., 7.50%, 2/15/05	2,000	2,028
Target Corp., 5.88%, 3/1/12	3,500	3,846
Texaco Capital, 7.09%, 2/1/07	4,000	4,359
Toyota Motor Credit Corp., 5.65%, 1/15/07	5,000	5,281
Unilever Capital Corp., 7.13%, 11/1/10	5,000	5,829
United Technologies Corp., 7.13%, 11/15/10	5,000	5,814
UnitedHealth Group, Inc., 5.00%, 8/15/14	5,000	5,075

See notes to schedule of portfolio investments.

Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

U.S. Bank NA, 3.75%, 2/6/09, Callable 2/6/06 @ 100	2,000	2,001
Vulcan Materials Co., 6.00%, 4/1/09	2,000	2,164
Wachovia Corp., 6.61%, 10/1/25	1,875	2,100
Wal-Mart Stores, Inc., 5.45%, 8/1/06 #+	4,500	4,710
Wisconsin Electric Power, 6.63%, 11/15/06	3,500	3,746

TOTAL CORPORATE BONDS		319,215

U.S. TREASURY OBLIGATIONS (28.1%)
2.38%, 8/31/06 #	14,000	13,971
3.00%, 2/15/09 #	34,000	33,788
4.00%, 6/15/09 #	14,000	14,461
4.25%, 11/15/13 #+	14,000	14,289
7.50%, 11/15/16	19,000	24,613
6.25%, 8/15/23 #+	64,900	76,683

TOTAL U.S. TREASURY OBLIGATIONS		177,805

U.S. GOVERNMENT AGENCIES (19.6%)
Fannie Mae (9.6%)

2.63%, 1/19/07, Callable 1/19/05 @ 100 #	10,000	9,938
7.13%, 3/15/07	5,000	5,485
3.52%, 1/28/08, Callable 1/28/05 @100	5,000	5,013
3.75%, 9/15/08, Callable 9/15/05 @ 100	21,000	20,999
5.50%, 12/1/17	11,904	12,355
6.00%, 7/1/33	6,118	6,353

		60,143

Federal Home Loan Bank (0.8%)

2.38%, 8/15/06	5,000	4,972

Freddie Mac (5.0%)

3.75%, 8/3/07, Callable 8/3/05 @ 100 #	21,000	21,131
6.25%, 3/5/12, Callable 3/5/07 @ 100	10,000	10,575

		31,706

Government National Mortgage Association (4.2%)

6.50%, 8/15/11 - 12/15/32	21,025	22,279
7.00%, 9/15/11 - 5/15/32	4,001	4,270
7.50%, 8/15/11	113	120
8.00%, 5/15/10	83	88

		26,757

TOTAL U.S. GOVERNMENT AGENCIES		123,578

MUNICIPAL BONDS (0.2%)
Georgia (0.2%)

Atlanta Downtown Development Lease Revenue Bond, 6.88%, 2/1/21	800	953

TOTAL MUNICIPAL BONDS		953

INVESTMENT COMPANIES (0.1%)
Goldman Sachs Financial Square Prime Obligations	554,120	554

TOTAL INVESTMENT COMPANIES		554

See notes to schedule of portfolio investments.

Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

AFFILIATED SECURITIES (0.3%)
AmSouth Prime Money Market Fund	1,637,176	1,637
AmSouth Treasury Reserve Money Market Fund	9,459	9

TOTAL AFFILIATED SECURITIES		1,646

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (17.7%)
BNY Institutional Cash Reserve Fund	111,781,619	111,782

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		111,782

TOTAL INVESTMENTS
(Cost $704,400) (a) — 116.5%		735,533
Liabilities in excess of other assets — (16.5%)		(104,359)

NET ASSETS — 100.0%		$631,174

(a)	Cost for federal income tax purposes is $706,680. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,141
Unrealized depreciation	(288)

Net unrealized appreciation	$28,853

(b)

Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.

# A portion or all of this security is on loan as of October 31, 2004.
+ A portion or all of this security is used as collateral for securities on loan as of October 31, 2004.
BNY — Bank of New York
LLC — Limited Liability Company
NA— National Association
PLC — Public Limited Company
MTN — Medium Term Note

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

MUNICIPAL BONDS (98.3%)
Alabama (41.7%)

Alabama 21st Century Authority Tobacco Settlement Revenue, 5.13%, 12/1/05	1,000	1,015
Alabama 21st Century Authority Tobacco Settlement Revenue, 5.25%, 12/1/06	1,000	1,031
Alabama State Agriculture & Mechanical University, Revenue, 4.55%, 11/1/09, Callable 5/1/08 @ 102, MBIA	2,245	2,419
Alabama State Agriculture & Mechanical University, Revenue, 4.65%, 11/1/10, Callable 5/1/08 @ 102, MBIA	2,355	2,527
Alabama State Agriculture & Mechanical University, Revenue, 6.50%, 11/1/25, Callable 11/1/05 @ 102, MBIA	2,035	2,170
Alabama State Judicial Building Authority, Judicial Facilities Project, 4.75%, 1/1/05, AMBAC	3,700	3,719
Alabama State Judicial Building Authority, Judicial Facilities Project, 4.85%, 1/1/06, AMBAC	3,880	4,012
Alabama State Public School & College Authority, 5.00%, 12/1/05, Callable 11/19/04 @ 102, OID	3,390	3,467
Alabama State Public School & College Authority, 5.13%, 11/1/14, Callable 11/1/08 @ 101.5, FSA	8,000	8,852
Alabama State Public School & College Authority, Capital Improvement, 4.75%, 11/1/06, Callable 11/1/05 @ 101	5,000	5,184
Alabama State Water Pollution Control Authority, Revolving Fund, Series B, 5.25%, 8/15/08, Callable 8/15/06 @ 100, AMBAC	1,095	1,155
Alabama State Water Pollution Control Authority, Revolving Fund, Series B, 5.38%, 8/15/10, Callable 8/15/06 @ 100, AMBAC	860	909
Alabama State Water Pollution Control Authority, Revolving Fund, Series B, 5.40%, 8/15/11, Callable 8/15/06 @ 100, AMBAC	1,840	1,945
Alabama State Water Pollution Control Authority, Revolving Fund, Series B, 5.50%, 8/15/16, Callable 8/15/06 @ 100, AMBAC	3,890	4,123
Alabama State, Series A, GO, 4.60%, 10/1/05	3,500	3,590

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Alabama State, Series E, GO, 4.00%, 9/1/08	2,855	3,022
Alabama State, Series E, GO, 4.00%, 9/1/09	4,210	4,465
Athens, Warrants, GO, 1.85%, 2/1/06, MBIA	680	679
Athens, Warrants, GO, 2.35%, 2/1/07, MBIA	690	695
Auburn University, University Revenues, General Fee, 5.00%, 6/1/13, Callable 6/1/12 @ 100, AMBAC	4,800	5,307
Auburn University, University Revenues, General Fee, Series A, 5.50%, 6/1/12, Callable 6/1/11 @ 100, MBIA	2,125	2,417
Birmingham, GO, 4.90%, 7/1/06	1,500	1,573
Birmingham, Capital Improvements, Series A, GO, 4.75%, 10/1/10, Callable 4/1/08 @ 102	1,340	1,443
Birmingham, Capital Improvements, Series A, GO, 4.85%, 10/1/11, Callable 4/1/08 @ 102	1,430	1,535
Birmingham, Capital Improvements, Series B, GO, 4.80%, 10/1/08, Callable 4/1/07 @ 102	1,040	1,117
Birmingham, Industrial Water Board, Industrial Water Supply, 5.40%, 3/1/05, Callable 12/6/04 @ 101, OID, ETM	1,000	1,012
Birmingham, Industrial Water Board, Industrial Water Supply, 5.50%, 3/1/06, Prerefunded 3/1/05 @ 100, OID	1,300	1,317
Birmingham, Industrial Water Board, Industrial Water Supply, 6.20%, 7/1/08, Prerefunded 1/1/07 @ 100	1,885	2,001
Birmingham, Special Care Facilities Funding Authority, Series D, 4.95%, 11/1/14, Prerefunded 11/1/07 @ 100	2,415	2,595
Clark & Mobile County, Gas District, 5.60%, 12/1/17, Callable 12/1/06 @ 102, MBIA	1,045	1,138
Decatur, Warrants, Series A, GO, 2.25%, 12/1/04	180	180
Decatur, Warrants, Series A, GO, 2.25%, 12/1/05	435	437
Decatur, Warrants, Series A, GO, 2.40%, 12/1/06	205	207
Decatur, Warrants, Series A, GO, 2.50%, 12/1/07	210	212
Decatur, Warrants, Series B, GO, 2.25%, 12/1/05	215	216
Decatur, Warrants, Series B, GO, 2.40%, 12/1/06	100	101

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Decatur, Warrants, Series B, GO, 2.50%, 12/1/07	140	141
Decatur, Warrants, Series C, GO, 2.50%, 8/1/05	245	246
Decatur, Warrants, Series C, GO, 2.88%, 8/1/06	200	203
Decatur, Warrants, Series C, GO, 2.88%, 8/1/07	220	224
Decatur, Warrants, Series D, GO, 2.50%, 8/1/05	580	583
Decatur, Warrants, Series D, GO, 2.88%, 8/1/06	590	599
Decatur, Warrants, Series D, GO, 2.88%, 8/1/07	610	622
Dothan, GO, 5.05%, 9/1/09, FSA	905	1,002
Dothan, GO, 5.10%, 9/1/10, Callable 9/1/09 @ 101, FSA	1,515	1,676
Florence Water, Series B, 4.70%, 12/1/13, Callable 12/1/08 @ 102, FSA	1,025	1,092
Florence, Warrants, GO, 4.00%, 9/1/13, FSA	1,340	1,398
Florence, Warrants, GO, 4.00%, 9/1/14, Callable 3/1/14 @ 100, FSA	1,245	1,291
Florence, Warrants, Series A, GO, 4.35%, 12/1/07	390	415
Florence, Warrants, Series A, GO, 2.40%, 9/1/08	1,370	1,363
Florence, Warrants, Series A, GO, 4.40%, 12/1/08	405	436
Florence, Warrants, Series A, GO, 4.50%, 12/1/09	425	461
Florence, Warrants, Series A, GO, 4.60%, 12/1/10, Callable 12/1/08 @ 102	445	481
Florence, Warrants, Series B, GO, 4.35%, 12/1/07, FSA	790	841
Florence, Warrants, Series B, GO, 4.40%, 12/1/08, FSA	825	887
Florence, Warrants, Series B, GO, 4.50%, 12/1/09, Callable 12/1/08 @ 102, FSA	865	938
Florence, Warrants, Series B, GO, 4.60%, 12/1/10, Callable 12/1/08 @ 102, FSA	900	973
Homewood Board of Education, Warrants, Capital Outlay, 4.00%, 2/1/10, FSA	1,085	1,145
Homewood Board of Education, Warrants, Capital Outlay, 4.00%, 2/1/11, FSA	1,000	1,055
Homewood Board of Education, Warrants, Capital Outlay, 4.00%, 2/1/12, FSA	1,010	1,062
Huntsville, Series A, GO, 4.75%, 11/1/18, Callable 11/1/08 @ 101	1,445	1,538

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Huntsville Electric, 4.60%, 12/1/09, Callable 12/1/07 @ 102	550	590
Huntsville Electric, 4.70%, 12/1/10, Callable 12/1/07 @ 102	660	705
Huntsville Electric, 4.80%, 12/1/11, Callable 12/1/07 @ 102	680	736
Huntsville, Warrants, Series B, GO, 4.00%, 11/1/05	3,120	3,187
Huntsville, Warrants, Series B, GO, 4.00%, 11/1/06	3,245	3,372
Huntsville, Warrants, Series B, GO, 4.10%, 11/1/07	3,380	3,566
Huntsville, Water Treatment Systems, Series A, GO, 5.13%, 5/1/20, Callable 5/1/12 @ 102, OID	1,895	2,059
Jefferson County, Warrants, GO, 5.10%, 2/15/10, FSA	1,000	1,109
Madison Water & Wastewater Board, Water & Sewer Revenue, 4.60%, 12/1/11, AMBAC	725	780
Mobile County, Warrants, GO, 5.25%, 8/1/12, FSA	6,165	6,998
Mobile County, Warrants, GO, 5.25%, 8/1/13, FSA	3,440	3,912
Mobile, Warrants, GO, 4.85%, 2/15/09	1,505	1,574
Montgomery Downtown Redevelopment Authority, Lease Revenue, 5.00%, 10/1/08	1,895	2,072
Montgomery, Warrants, GO, 5.00%, 5/1/11, AMBAC	1,530	1,703
Montgomery, Warrants, GO, 5.25%, 5/1/12, AMBAC	2,545	2,884
Montgomery, Waterworks & Sanitation Sewer Board, Water & Sewer Systems Revenue, 5.50%, 9/1/08, Callable 9/1/06 @ 101, AMBAC	3,000	3,210
Montgomery, Waterworks & Sanitation Sewer Board, Water & Sewer Systems Revenue, 5.25%, 9/1/18, Callable 9/1/11 @ 101, AMBAC	4,125	4,572
Shelby County Board of Education, Warrants, Capital Outlay, 4.80%, 2/1/10, Callable 2/1/09 @ 101, AMBAC	1,005	1,092
Talladega County, Industrial Development Board, Cyprus 1 Project, 9.75%, 12/1/13	335	337
University of Alabama General Fee, 4.60%, 6/1/09, Prerefunded 6/1/07 @ 102, OID, MBIA	310	336
University of Alabama General Fee, 4.60%, 6/1/09, OID, MBIA	890	950

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

University of Alabama General Fee, 4.70%, 6/1/10, Prerefunded 6/1/07 @ 102, OID, MBIA	340	369
University of Alabama General Fee, 4.70%, 6/1/10, OID, MBIA	960	1,028
University of Alabama General Fee, 4.75%, 6/1/11, Prerefunded 6/1/07 @ 102, OID, MBIA	395	429
University of Alabama General Fee, 4.75%, 6/1/11, OID, MBIA	1,105	1,187
University of South Alabama, University Revenues, Tuition, 4.70%, 11/15/08, Callable 5/15/06 @ 102, AMBAC	2,185	2,308

		149,524

Arizona (0.9%)

Arizona School Facilities, Board Revenue, State School Improvement, 5.50%, 7/1/10	3,000	3,409

California (1.8%)

Franklin-McKinley School District, GO, 6.00%, 7/1/16, FSA	1,000	1,219
San Mateo County Transit District, Sales Tax Revenue, Series A, 5.25%, 6/1/16, Callable 6/1/09 @ 101, FSA	4,765	5,268

		6,487

Colorado (1.9%)

Central Platte Valley Metropolitan District, 5.20%, 12/1/17, Prerefunded 12/1/09 @ 101, OID, ACA	5,940	6,697

Florida (9.1%)

Dade County, Series DD, GO, 7.70%, 10/1/08, AMBAC	1,760	2,101
Dade County, Series DD, GO, 7.70%, 10/1/12, AMBAC	1,000	1,287
Florida State Board of Education, Capital Outlay, Series A, GO, 5.00%, 6/1/08	6,500	7,091
Jacksonville, Water & Sewer District, Revenue, 5.00%, 10/1/20, MBIA	9,550	10,247
Key West Utilities Board, Electric Revenue, 6.00%, 10/1/13, AMBAC	2,450	2,936
Reedy Creek, Improvement District, Series 1, 5.50%, 10/1/08, Callable 10/1/07 @ 101, AMBAC	8,070	8,855

		32,517

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Hawaii (1.1%)

Hawaii State, GO, 5.50%, 3/1/16, Prerefunded 3/1/07 @ 102, FGIC	3,625	3,980

Illinois (2.8%)

Chicago Metropolitan Water Reclamation District, Greater Chicago Capital Improvements, GO, 6.90%, 1/1/07	7,830	8,440
Will County Forest Preservation District, Series B, 0.00%, 12/1/18, FGIC	3,000	1,594

		10,034

Kentucky (0.6%)

Carrollton & Henderson Public Energy
Authority, Gas Revenue, Series A,
5.00%, 1/1/09, FSA	2,000	2,186

Louisiana (0.3%)

Louisiana Local Government Environmental Facilities, Community Development Authority Revenue, Capital Projects & Equipment Acquisition, 5.25%, 12/1/18, AMBAC	1,085	1,233

Maryland (1.5%)

Maryland State Department of Transportation, Construction Revenue, 4.00%, 12/15/07	5,000	5,284

Minnesota (0.7%)

Centennial Independent School District No. 12, Series A, GO, 5.60%, 2/1/07, MBIA	2,175	2,348

Mississippi (0.9%)

Medical Center Educational Building Corp. of Mississippi, Revenue, University of Mississippi Medical Center Project, 5.90%, 12/1/23, Prerefunded 12/1/04 @ 102, MBIA	2,075	2,124
Mississippi State, Series B, GO, 5.90%, 11/15/09	1,000	1,149

		3,273

Ohio (3.0%)

Ohio State Higher Education, Series A, GO, 5.20%, 2/1/10	9,700	10,807

Oklahoma (0.5%)

Moore, GO, 5.75%, 4/1/12, MBIA	1,530	1,763

Oregon (2.3%)

Salem, GO, 4.45%, 12/1/10, Callable 6/1/09 @ 100, FSA	2,365	2,521
Washington County Criminal Justice Facilities, GO, 5.00%, 12/1/09, Callable 12/1/07 @ 100	5,285	5,678

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

		8,199

Rhode Island (1.0%)

Rhode Island State, Series A, GO, 5.75%, 9/1/13, Callable 9/1/09 @ 101, FGIC	3,065	3,523

South Carolina (2.8%)

Beaufort County School District, Series B, GO, 4.10%, 2/1/09, Callable 2/1/07 @ 101, SCSDE	5,525	5,763
Beaufort County School District, Series B, GO, 4.90%, 3/1/09, Callable 3/1/05 @ 101	4,125	4,210

		9,973

Tennessee (3.7%)

Jackson, Improvements, 5.00%, 3/1/10, Prerefunded 3/1/05 @ 102	2,000	2,060
Metropolitan Government, Nashville & Davidson County, Industrial Development Board, Revenue, Multi-Family Housing, Arbor, Series B, 7.50%, 11/15/10, Prerefunded 5/15/10 @ 100	2,050	2,533
Metropolitan Government, Nashville & Davidson County, Industrial Development Board, Revenue, Multi-Family Housing, Arbor, Series C, 7.50%, 11/15/12, Prerefunded 5/15/12 @100	1,000	1,284
Tennessee State, Series B, GO, 5.00%, 5/1/15, Callable 5/1/08 @ 100	1,500	1,637
Tennessee State, Series B, GO, 4.60%, 5/1/07, Callable 5/1/06 @ 100	5,495	5,704

		13,218

Texas (9.9%)

Dallas County, Series A, GO, 5.25%, 8/15/09	3,000	3,343
Harris County, Housing Financial Corp., Multi-Family Housing Revenue, Breton Mill Partners, 7.00%, 3/1/07, Prerefunded 2/15/07 @ 100	1,000	1,110
Katy Independent School District, Series A, GO, 4.50%, 2/15/20, Callable 2/15/08 @ 100, PSF-GTD	3,600	3,630
Lubbock Health Facilities Development Corp., Hospital Revenue, Methodist Hospital, Series B, 6.75%, 12/1/10, AMBAC	1,000	1,205
Mesquite Independent School District, Series A, GO, 4.70%, 8/15/08, Callable 8/15/07 @ 100	4,000	4,241

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Richardson Independent School District, Series C, 4.75%, 2/15/22, Callable 2/15/08 @ 100, PSF-GTD	1,000	1,011
San Antonio, Series A, GO, 4.75%, 2/1/19, Unrefunded Portion, Callable 2/1/09 @ 100, OID	1,580	1,660
San Antonio, Series A, GO, 4.75%, 2/1/19, Prerefunded 2/1/09 @ 100, OID	10	11
Texas State, Public Finance Authority, Series A, GO, 5.25%, 10/1/08	7,965	8,795
University of Texas, 4.60%, 7/1/08, Callable 7/1/06 @ 100	3,575	3,711
University of Texas, Series B, 4.25%, 8/15/09, Callable 8/15/07 @ 100	5,455	5,769
Whitehouse Independent School District, GO, 4.80%, 2/15/12, Callable 2/15/08 @ 100	1,000	1,047

		35,533

Utah (2.6%)

Davis County, School District, GO, 4.38%, 6/1/08, School Board Guaranty	4,805	5,137
Jordan School District, GO, 4.80%, 6/15/08, Callable 6/15/07 @ 100	3,810	4,079

		9,216

Virginia (3.2%)

Virginia College Building Authority, Series A, 5.00%, 9/1/12, Callable 9/1/07 @ 101	2,000	2,178
Virginia State, GO, 5.00%, 6/1/08, Callable 6/1/07 @ 100	5,000	5,342
Virginia State, Public School Authority, Series S, 5.25%, 8/1/09	3,500	3,907

		11,427

Washington (5.2%)

King & Snohomish County School District, School District No. 417 - Northshore, GO, 5.00%, 6/1/16, Callable 6/1/15 @ 100, FSA	3,000	3,315
King County Public Hospital District No. 002, GO, 5.25%, 12/1/13, MBIA	1,095	1,214
Snohomish County, GO, 3.13%, 12/1/11, OID	1,225	1,220
Washington State, GO, 5.75%, 9/1/08	6,500	7,277
Washington State, Series 2-A, GO, 5.00%, 7/1/10, FSA	5,000	5,538

		18,564

Wisconsin (0.8%)

Wisconsin State Health & Educational Facilities Authority, Revenue, Wheaton Franciscan Services, Inc., 6.10%, 8/15/09, MBIA	2,420	2,768

See notes to schedule of portfolio investments.

Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

TOTAL MUNICPAL BONDS		351,963

INVESTEMENT COMPANIES (0.3%)
Goldman Sachs Tax-Free Money Market Fund	1,074,446	1,074

TOTAL INVESTMENT COMPANIES		1,074

AFFILIATED SECURITIES (0.1%)
AmSouth Tax-Exempt Money Market Fund	348,756	349

TOTAL AFFILIATED SECURITIES		349

TOTAL INVESTMENTS
(Cost $332,153) (a) — 98.7%		353,386
Other assets in excess of liabilities — 1.3%		4,753

NET ASSETS — 100.0%		$358,139

(a)	Cost for federal income tax purposes is $331,420. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,238
Unrealized depreciation	(272)

Net unrealized appreciation	$21,966

ACA — ACA Certificate of Bond Insurance
AMBAC — Insured by AMBAC Indemnity Corp.
ETM — Escrowed to Maturity
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Financial Security Assurance, Inc.
GO — General Obligation
MBIA — Insured by Municipal Bond Insurance Assoc.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
SCSDE — South Carolina School District Enhancement

See notes to schedule of portfolio investments.

Florida Tax–Exempt Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

MUNICIPAL BONDS (93.0%)
Florida (93.0%)

Altamonte Springs, Health Facilities Authority, Hospital Revenue, ETM, 5.60%, 10/1/10	545	625
Broward County Gas Tax Revenue, 5.25%, 9/1/09	500	558
Broward County, Series B, GO, 5.00%, 1/1/09	800	878
Broward County, Series B, GO, 5.00%, 1/1/10	1,000	1,104
Clearwater Utility Revenue, ETM, 6.10%, 12/1/07	700	783
Collier County Gas Tax Revenue, 5.25%, 6/1/14, Callable 6/1/13 @ 100, AMBAC	1,200	1,357
Dade County School Board, Certificates of Participation, Series C, 5.25%, 8/1/06, FSA	750	791
Dade County School District, GO, 5.00%, 2/15/14, Callable 2/15/07 @ 101, MBIA	1,000	1,069
Escambia County Utility Authority, Utility System Revenue, 5.00%, 1/1/08, FGIC	1,000	1,084
Florida Housing Finance Agency, Homeowner Mortgages, Series 1995 A-1, 5.65%, 1/1/09, Callable 1/1/06 @ 102	390	409
Florida State Board of Education, Lottery Revenue, Series B, 5.25%, 7/1/09, Callable 7/1/08 @ 101, FGIC	1,000	1,101
Florida State Board of Education, Lottery Revenue, Series C, 5.00%, 1/1/14, Callable 1/1/13 @101, MBIA	1,000	1,115
Florida State Board of Education, Series A, GO, 5.00%, 1/1/15, Callable 1/1/08 @ 101	1,000	1,071
Florida State Board of Education, Series B, GO, 5.38%, 6/1/08, Callable 6/1/07 @ 101	1,000	1,086
Florida State Department of Environmental Protection and Preservation, Revenue, Florida Forever, Series B, 5.00%, 7/1/10, MBIA	2,000	2,219
Florida State Department of Transportation, Right of Way, Series B, GO, 5.50%, 7/1/08, Callable 7/1/07 @ 101	3,310	3,613

See notes to schedule of portfolio investments.

Florida Tax–Exempt Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Florida State Division of Bond Finance, Department of General Services Revenues, Preservation 2000, Series A, 5.70%, 7/1/09, Callable 7/1/05 @ 101, AMBAC	1,000	1,037
Florida State Division of Bond Finance, Department of General Services Revenues, Preservation 2000, Series A, 5.00%, 7/1/12, Callable 7/1/07 @ 101, AMBAC	2,000	2,154
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, Series A, 5.50%, 7/1/11, Callable 7/1/05 @ 101, FGIC	1,000	1,035
Florida State, Senior Lien, Jacksonville Transportation, GO, 5.25%, 7/1/15, Callable 7/1/07 @ 101	1,000	1,083
Florida Water PCR, 5.50%, 1/15/14	1,000	1,136
Hillsborough County, Capital Improvement, County Center Project, Series B, 5.00%, 7/1/13, Callable 7/1/06 @ 102, OID	1,000	1,066
Jacksonville Water & Sewer Systems Revenue, Series B, 5.25%, 10/1/09, FSA	1,000	1,116
Jacksonville, Sales Tax Revenue, 5.00%, 10/1/09, AMBAC	1,000	1,107
Key West Utilities Board, Electric Revenue, 6.00%, 10/1/13, AMBAC	1,500	1,797
Lee County, Tourist Development Tax Revenue, 5.25%, 10/1/16, MBIA	665	767
Lee County Transportation Facilities, Revenue, Series A, 5.50%, 10/1/11, AMBAC	1,500	1,723
Manatee County School Board, Certificates of Participation, 5.75%, 7/1/09, Callable 7/1/06 @ 102, MBIA	500	542
Marco Island Utilities System Revenue, 5.25%, 10/1/14, Callable 10/1/13 @ 100, MBIA	600	681
Miami Beach Water & Sewer Revenue, 5.38%, 9/1/08, Callable 9/1/05 @ 102, OID, FSA	1,000	1,048
Miami–Dade County Educational Facilities Authority Revenue, Series A, 5.75%, 4/1/13, Callable 4/1/10 @ 101, AMBAC	1,060	1,209
Okeechobee Utility Authority, Utility System Revenue, 5.25%, 10/1/14, Callable 10/1/09 @ 101, FSA	1,675	1,866

See notes to schedule of portfolio investments.

Florida Tax–Exempt Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Orange County, Sales Tax Revenue, 4.80%, 1/1/17, Callable 1/1/07 @ 101, FGIC	1,000	1,028
Orange County, Tourist Development, Tax Revenue, 5.00%, 10/1/08, AMBAC	1,500	1,645
Orlando Utilities Commission, Water & Electric Revenue, Series B, 5.10%, 10/1/11, Callable 10/1/06 @ 100	1,500	1,583
Palm Beach County, Criminal Justice Facilities, 5.38%, 6/1/10, FGIC	1,000	1,128
Palm Beach County, Criminal Justice Facilities Revenue, 5.00%, 6/1/12	1,095	1,226
Palm Beach County, Public Improvement Revenue, 2.80%, 8/1/11, OID	1,225	1,194
Palm Beach County, Public Improvement Revenue, 5.00%, 8/1/13	260	291
Palm Beach County, Public Improvement Revenue, 5.00%, 8/1/16, Callable 8/1/14 @ 100	1,000	1,108
Polk County, School District Sales Tax Revenue, 5.25%, 10/1/14, FSA	1,000	1,147
South Florida, Water Management District, Special Obligation, Land Acquisition, 5.25%, 10/1/13	1,000	1,143
St. Johns River Management District, Land Acquisition, 5.10%, 7/1/09, Callable 7/1/05 @ 100, FSA	1,000	1,021
St. Petersburg Excise Tax Revenue, 5.15%, 10/1/12, FGIC	760	860
St. Petersburg Utility Tax Revenue, 5.00%, 6/1/08, AMBAC	1,145	1,250
Tampa Bay Occupational License Tax, Series A, 5.38%, 10/1/14, Callable 10/1/12 @100, FGIC	1,000	1,139
Tampa Bay Water Utility System Revenue, 5.00%, 10/1/11, FGIC	1,000	1,118
Tampa Bay Water Utility System Revenue, Series A, 4.40%, 10/1/10, Callable 10/1/08 @ 101, OID	550	585
Tampa–Hillsborough County, Expressway, 5.00%, 7/1/10, Callable 7/1/07 @ 101	1,000	1,077
Volusia County Sales Tax Revenue, 5.00%, 10/1/13, Callable 10/1/08 @ 101, MBIA	1,000	1,093

TOTAL MUNICIPAL BONDS		57,866

INVESTMENT COMPANIES (3.3%)
Dreyfus Florida Money Market Fund	2,038,828	2,039

TOTAL INVESTMENT COMPANIES		2,039

See notes to schedule of portfolio investments.

Florida Tax–Exempt Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

AFFILIATED SECURITIES (2.7%)

AmSouth Tax–Exempt Fund	1,651,980	1,652

TOTAL AFFILIATED SECURITIES		1,652

TOTAL INVESTMENTS
(Cost $58,664) (a) – 99.0%		61,557
Other assets in excess of liabilities – 1.0%		604

NET ASSETS – 100.0%		$62,161

(a)	Cost for federal income tax purposes is $58,641. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$2,952
Unrealized depreciation	(36)

Net unrealized appreciation	$2,916

AMBAC – Insured by AMBAC Indemnity Corp.
ETM – Escrowed to Maturity
FGIC – Insured by Financial Guaranty Insurance Corp.
FSA – Insured by Financial Security Assurance Inc.
GO – General Obligation
MBIA – Insured by Municipal Bond Insurance Assoc.
OID – Original Issue Discount
PCR – Pollution Control Revenue

See notes to schedule of portfolio investments.

Tennessee Tax-Exempt Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

MUNICIPAL BONDS (97.4%)
Tennessee (97.4%)

Anderson County, GO, 5.00%, 4/1/09, FSA	1,055	1,160
Chattanooga, GO, 5.00%, 9/1/13, Prerefunded 9/1/06 @101, OID, FGIC	100	107
Chattanooga, Series A, GO, 5.00%, 11/1/06	1,000	1,059
Clarksville, Water Sewer & Gas Revenue, 5.15%, 2/1/14, FSA	1,570	1,775
Dickson County, Public Improvements & Schools, GO, 5.25%, 4/1/16, Callable 4/1/10 @ 100, OID, FSA	1,000	1,121
Franklin Special School District, GO, 5.00%, 6/1/10	1,020	1,128
Germantown, GO, 4.50%, 8/1/05	500	510
Hamilton County, GO, 5.00%, 11/1/11, Callable 11/1/08 @ 101	1,000	1,098
Johnson City, GO, 4.70%, 6/1/12, OID, FGIC	1,000	1,097
Knox County Health Educational & Housing Facility Board, Hospital Facilities Revenue, Fort Sanders Alliance, 7.25%, 1/1/08, MBIA	750	859
Knox County, GO, 4.50%, 4/1/08	1,000	1,072
Knox County, Public Improvements, GO, 5.00%, 5/1/06	425	444
Knoxville, Water Revenue, 5.00%, 3/1/13, Callable 3/1/10 @ 100, MBIA	1,000	1,092
Marion County, GO, 5.00%, 4/1/11, AMBAC	1,000	1,113
Memphis, GO, 6.00%, 11/1/06	1,000	1,079
Metropolitan Government, Nashville & Davidson County, Electric Revenue, Series B, 5.50%, 5/15/12	1,000	1,149
Metropolitan Government, Nashville & Davidson County, Electric Revenue, Series B, 5.50%, 5/15/14	1,000	1,163
Metropolitan Government, Nashville & Davidson County, GO, 5.00%, 12/1/06	600	637
Metropolitan Government, Nashville & Davidson County, GO, 6.00%, 12/1/09	1,500	1,731
Metropolitan Government, Nashville & Davidson County, Health & Education Facilities Board Revenue, The Vanderbilt University, Series A, 6.00%, 7/1/07	500	550
Metropolitan Nashville Airport Authority, Airport Revenue Improvement, Series A, 6.63%, 7/1/07, FGIC	500	556

See notes to schedule of portfolio investments.

Tennessee Tax-Exempt Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Oak Ridge, GO, 5.00%, 4/1/13, Callable 4/1/11 @ 100, AMBAC	1,000	1,098
Putnam County Schools, GO, 5.50%, 4/1/19, OID, Prerefunded 4/1/10 @ 100, FGIC	1,000	1,134
Rutherford County, Capital Outlay Notes, Series A, GO, 6.50%, 5/1/06	1,050	1,121
Rutherford County, Public Improvements, GO, 5.40%, 4/1/13, Prerefunded 4/1/06 @ 100, OID	1,000	1,050
Shelby County Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Systems, Inc., 6.25%, 8/1/07, MBIA	3,500	3,886
Shelby County Health Educational & Housing Facility Board, Hospital Revenue, Methodist Healthcare, 5.50%, 4/1/05, ETM, MBIA	435	442
Shelby County Health Educational & Housing Facility Board, Hospital Revenue, Methodist Healthcare, 5.50%, 4/1/05, MBIA	165	168
Shelby County Schools, Series A, GO, 5.88%, 6/1/19, Prerefunded 6/1/06 @ 100	1,000	1,062
Shelby County, Public Improvements, Series A, GO, 5.88%, 6/1/20, Prerefunded 6/1/06 @ 100, OID	1,500	1,593
Shelby County, Series A, GO, 6.75%, 4/1/05	1,000	1,021
Shelby County, Series B, GO, 5.25%, 12/1/10, Callable 12/1/06 @ 101, OID	1,000	1,072
Tennessee State School Board Authority, Higher Educational Facilities, Series A, 5.00%, 5/1/11, FSA	2,000	2,226
Tennessee State, GO, 5.00%, 5/1/09, Callable 5/1/07 @ 101.5, OID	500	539
Williamson County, GO, 6.00%, 3/1/08, OID	500	559
Williamson County, GO, 5.00%, 3/1/11	1,000	1,113

TOTAL MUNICIPAL BONDS		38,584

See notes to schedule of portfolio investments.

Tennessee Tax-Exempt Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

INVESTMENT COMPANIES (0.9%)
AIM Tax-Free Money Market Fund	363,440	363

TOTAL INVESTMENT COMPANIES		363

AFFILIATED SECURITIES (0.8%)
AmSouth Tax-Exempt Fund	317,923	318

TOTAL AFFILIATED SECURITIES		318

TOTAL INVESTMENTS
(Cost $37,397) (a) — 99.1%		39,265
Other assets in excess of liabilities — 0.9%		361

NET ASSETS — 100.0%		$39,626

(a)	Represents cost for financial reporting purposes, and is the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$1,918
Unrealized depreciation	(50)

Net unrealized appreciation	$1,868

AMBAC - Insured by AMBAC Indemnity Corp.
ETM - Escrowed to Maturity
FGIC - Insured by Financial Guaranty Insurance Corp.
FSA - Insured by Financial Security Assurance Inc.
GO - General Obligation
MBIA - Insured by Municipal Bond Insurance Assoc.
OID - Original Issue Discount

See notes to schedule of portfolio investments.

Prime Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

COMMERCIAL PAPER – DOMESTIC* (56.0%)

Abbey National North America LLC, 1.87%, 12/13/04	18,000	17,961
Bank of America Corp., 1.78%, 12/7/04	20,000	19,965
Bear Stearns Cos., Inc., 1.87%, 12/6/04	18,000	17,967
Citicorp, 1.75%, 11/9/04	24,000	23,990
Deutsche Bank, 1.92%, 12/17/04	18,000	17,956
General Electric Capital Corp., 1.80%, 11/19/04	22,000	21,981
GlaxoSmithKline Pharmaceuticals, Ltd., 2.03%, 1/27/05	18,000	17,912
Goldman Sachs Group, Inc., 1.66%, 11/23/04	18,000	17,983
MGIC Investment Corp., 1.75%, 11/1/04	18,000	18,000
Morgan Stanley Group, Inc., 1.91%, 12/2/04	18,000	17,970
Pfizer, Inc., 1.97%, 1/12/05	18,000	17,930
Royal Bank of Scotland, 1.66%, 11/1/04	17,000	17,000
Societe General North America, 1.86%, 12/3/04	18,000	17,970
Toyota Motor Credit, 1.67%, 11/4/04	18,000	17,997
UBS Financial Services, Inc., 1.63%, 11/16/04	18,000	17,988
Wal-Mart Stores, Inc., 1.93%, 12/7/04	18,000	17,965
Wells Fargo & Co., 1.89%, 12/14/04	18,000	17,960

TOTAL COMMERCIAL PAPER – DOMESTIC		316,495

U.S. GOVERNMENT AGENCIES* (24.7%)
Fannie Mae (9.0%)

1.60%, 11/10/04	15,000	14,994
1.71%, 12/1/04	18,000	17,974
1.89%, 12/22/04	18,000	17,952

		50,920

Federal Home Loan Bank (6.3%)

1.94%, 1/14/05	18,000	17,928
2.04%, 1/28/05	18,000	17,911

		35,839

Freddie Mac (9.4%)

1.63%, 11/16/04 #	17,000	16,989
1.71%, 11/30/04	18,000	17,975
1.72%, 12/23/04	18,500	18,455

		53,419

TOTAL U.S. GOVERNMENT AGENCIES		140,178

REPURCHASE AGREEMENTS (19.4%)
Goldman Sachs, 1.86%, 11/1/04, dated 10/29/04, with a maturity value of $54,713	54,704	54,704
Wachovia, 1.87%, 11/1/04, dated 10/29/04, with a maturity value of $54,713	54,705	54,705

TOTAL REPURCHASE AGREEMENTS		109,409

See notes to schedule of portfolio investments.

Prime Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (0.2%)
BNY Institutional Cash Reserve Fund	1,030,365	1,030

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		1,030

TOTAL INVESTMENTS
(Cost $567,112) (a) – 100.3%		567,112
Liabilities in excess of other assets – (0.3%)		(1,890)

NET ASSETS – 100.0%		$565,222

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Rates disclosed represent yield effective at purchase.
#	A portion or all of this security is on loan as of October 31, 2004.
BNY -	Bank of New York

See notes to schedule of portfolio investments.

Treasury Reserve Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Principal Amount $	Value $

U.S. TREASURY BILLS* (36.1%)

1.39%, 11/4/04 #	6,000	5,999
1.41%, 11/12/04 #	10,000	9,996
1.49%, 11/18/04 #	6,000	5,996
1.56%, 11/26/04 #	11,000	10,988
1.66%, 12/2/04 #	6,000	5,991
1.68%, 12/23/04 #	6,000	5,986
1.74%, 12/30/04	5,000	4,986
1.69%, 1/6/05 #	5,000	4,985
1.72%, 1/20/05 #	6,000	5,977
1.88%, 2/3/05 #	7,000	6,966
1.94%, 2/10/05	5,000	4,973

TOTAL U.S. TREASURY BILLS		72,843

U.S. TREASURY NOTES (5.5%)
5.88%, 11/15/04	5,000	5,009
2.00%, 11/30/04 #+	6,000	6,002

TOTAL U.S. TREASURY NOTES		11,011

REPURCHASE AGREEMENTS (58.5%)
Deutsche Bank, 1.76%, 11/1/04, dated 10/29/04 with a maturity value of $17,246	17,243	17,243
Morgan Stanley, 1.78%, 11/1/04, dated 10/29/04 with a maturity value of $50,307	50,300	50,300
Wachovia, 1.80%, 11/1/04, dated 10/29/04 with a maturity value of $50,308	50,300	50,300

TOTAL REPURCHASE AGREEMENTS		117,843

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (27.6%)
Morgan Stanley & Co., Inc. Repurchase Agreement, 1.88%, 11/1/04, dated 10/29/04, with a maturity value of $55,639	55,631	55,631

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		55,631

TOTAL INVESTMENTS
(Cost $257,328) (a) — 127.7%		257,328
Liabilities in excess of other assets — (27.7%)		(55,744)

NET ASSETS — 100.0%		$201,584

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Rates disclosed represent yield effective at purchase.
#	A portion or all of this security is on loan as of October 31, 2004.
+	A portion or all of this security is used as collateral for securities on loan as of October 31, 2004.

See notes to schedule of portfolio investments.

Tax-Exempt Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

DEMAND NOTES* (78.5%)
Alabama (4.6%)

Alabama Housing Finance Authority, Multi-Family Housing Revenue, Rime Village Huntsville Project, Series B, 1.81%, 6/15/26, FNMA	1,500	1,500
Mobile Industrial Development Board, PCR, Alabama Power Co. Project, Series B, 1.79%, 8/1/17	2,000	2,000
Port City Medical Clinic Board, Revenue, Infirmary Health, Series B, 1.78%, 2/1/25, SPA: The Bank of Nova Scotia and KBC Bank NV	2,000	2,000
Special Care Facilities Financing Authority, Montgomery Hospital Revenue, 1.70%, 4/1/15, FGIC, SPA:SPI	1,400	1,400

		6,900

Arizona (2.3%)

Phoenix Industrial Development Authority, Multi-Family Housing Revenue, Del Mar Terrace, Series A, 1.76%, 10/1/29	3,450	3,450

California (0.8%)

State Economic Recovery, Revenue, Series C-5, 1.68%, 7/1/23, SPA: Bank of America NA	1,185	1,185

Colorado (1.8%)

Colorado Health Facilities Authority, Revenue, North Colorado Medical Center, 1.70%, 5/15/20, MBIA	2,700	2,700

Connecticut (4.0%)

Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series V-1, 1.68%, 7/1/36	1,000	1,000
Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-1, 1.63%, 7/1/29	5,000	5,000

		6,000

District of Columbia (1.2%)

District of Columbia Institute for International Economics, Revenue, 1.77%, 6/1/25, LOC: SunTrust Bank	1,800	1,800

Florida (9.9%)

Broward County Educational Facilities Authority, Nova Southeastern University, Revenue, 1.74%, 4/1/24, LOC: Bank of America NA	3,200	3,200

See notes to schedule of portfolio investments.

Tax-Exempt Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Higher Educational Facilities Financing Authority, Revenue, St. Thomas University Project, 1.74%, 1/1/19, LOC: SunTrust Bank	1,600	1,600
Hillsborough County Industrial Development Authority, Goodwill Industries, Suncoast Project, 1.77%, 11/1/21, LOC: SunTrust Bank	3,100	3,100
Orange County Housing Finance Authority, Multi-Family Housing Revenue, Post Lake Apartments Project, 1.76%, 6/1/25, FNMA	1,915	1,915
Pinellas County Health Facilities, Bayfront Projects, Revenue, 1.74%, 7/1/34, LOC: SunTrust Bank	2,000	2,000
Sarasota County Public Hospital Board, Revenue, Sarasota Memorial Hospital, Series A, 1.78%, 7/1/37, AMBAC	2,925	2,925

		14,740

Georgia (13.4%)

Appling County, Development Authority, PCR, Georgia Power Co., 1.74%, 9/1/29	1,900	1,900
Burke County Development Authority, PCR, Oglethorpe Power Corp., Series A, 1.74%, 1/1/20, AMBAC, SPA: Morgan Guaranty Trust	1,400	1,400
Burke County Development Authority, PCR, Oglethorpe Power Corporation Project, Series C, 1.74%, 1/1/18, MBIA, SPA: JP Morgan Chase Bank	4,500	4,500
Cobb County Housing Authority, Multi-Family Housing Revenue, Post Mill Project, 1.76%, 6/1/25, FNMA	1,000	1,000
Fulton County Development Authority, Revenue, Lovett School Project, 1.77%, 7/1/26, LOC: SunTrust Bank	2,200	2,200
Macon-Bibb County Georgia Hospital Authority, Revenue Anticipation Certificates, 1.74%, 5/1/30, LOC: SunTrust Bank	2,800	2,800
Monroe County Development Authority, PCR, Oglethorpe Power Corp., Series B, 1.74%, 1/1/20, AMBAC, SPA: Morgan Guaranty Trust	1,000	1,000
Municipal Electric Authority, Revenue, Project One, Sub Series D, 1.71%, 1/1/20, MBIA	5,000	5,000

		19,800

See notes to schedule of portfolio investments.

Tax-Exempt Money Market Fund
Schedule of1 Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

Illinois (4.9%)

Elmhurst, Revenue, Joint Common Accredation, 1.75%, 7/1/18, LOC: Dexia Credit Local de France	4,230	4,230
Illinois Developmental Finance Authority, Revenue, Provena Health, Series C, 1.74%, 5/1/28, MBIA, SPA: Bank One NA	3,100	3,100

		7,330

Indiana (1.9%)

Health Facilities Financing Authority, Hospital Revenue, Clarian Health Obligation, Series B, 1.74%, 3/1/30, SPA: Chase Manhattan Bank	2,900	2,900

Kansas (1.6%)

State Department of Transportation, Highway Revenue, Series B-1, 1.69%, 9/1/20	2,350	2,350

Louisiana (1.7%)

State Offshore Term Authority, Revenue, Deepwater Port, Loop LLC Project, Series A, 1.74%, 9/1/14, LOC: SunTrust Bank	2,600	2,600

Michigan (1.4%)

Huron County Economic Development, Huron Memorial Hospital Project, Corporate Limited Obligation Revenue, 1.77%, 10/1/28, LOC: Fifth Third Bank	2,150	2,150

Missouri (2.5%)

State Health & Educational Facilities Authority, Dialysis Clinic, Inc. Project, Revenue, 1.77%, 11/1/20, LOC: SunTrust Bank	3,700	3,700

New Jersey (1.9%)

New Jersey State Educational Facilities Authority, Revenue, Princeton University, Series B, 1.68%, 7/1/21	2,900	2,900

New York (7.1%)

New York, Series F-3, GO, 1.74%, 2/15/13, LOC: Morgan Guaranty Trust	5,000	5,000
New York, Sub Series A-7, GO, 1.66%, 11/1/24, AMBAC, SPA: Bank of Nova Scotia	1,400	1,400
New York, Sub Series B-2, GO, 1.70%, 8/15/20, LOC: Morgan Guaranty Trust	2,160	2,160
New York, Sub Series E2, GO, 1.70%, 8/1/20	2,000	2,000

		10,560

See notes to schedule of portfolio investments.

Tax-Exempt Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

North Carolina (2.1%)

University of North Carolina Hospital at Chapel Hill, Hospital Revenue, Series A, 1.69%, 2/15/31, SPA: Landesbank Hessen-Thueringen	3,200	3,200

Tennessee (11.4%)

Blount County Health Educational & Housing Facilities Board, Revenue, Presbyterian Homes Tennessee Project, 1.77%, 1/1/19, LOC: SunTrust Bank	1,200	1,200
Chattanooga Health Educational & Housing Facilty Board, Baylor School Project, Revenue, 1.77%, 1/1/23, LOC: SunTrust Bank	2,500	2,500
Clarksville Public Building Authority, Revenue, 1.77%, 7/1/16, LOC: SunTrust Bank	2,700	2,700
Dickson County, Tennessee Industrial Development Board, Revenue, Renaissance Learning Center, 1.77%, 11/1/12, LOC: SunTrust Bank	1,600	1,600
Metropolitan Government, Nashville & Davidson County, Industrial Development Board, Revenue, Country Music Hall of Fame, 1.76%, 6/1/22, LOC: Bank of America NA	2,760	2,760
Sevier County, Tennessee Public Building Authority, Local Government Series III-A-1, Revenue, 1.77%, 6/1/07, AMBAC, SPA: Landesbank Hessen-Thueringen	2,050	2,050
Sumner County, School Capital Outlay Notes, 1.76%, 6/1/05, LOC: SunTrust Bank	4,000	4,000

		16,810

Virginia (1.0%)

Loudoun County Industrial Development Authority, Revenue, Howard Hughes Medical, Series C, 1.73%, 2/15/38	1,500	1,500

Washington (3.0%)

Washington State, Series VR 96B, GO, 1.60%, 6/1/20, SPA: Landesbank Hessen-Thueringen	4,400	4,400

TOTAL DEMAND NOTES		116,975

MUNICIPAL BONDS (17.6%)
Alabama (0.7%)

Huntsville Electric Systems Revenue, 3.00%, 12/1/04, FSA	1,050	1,051

See notes to schedule of portfolio investments.

Tax-Exempt Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

California (2.0%)

Los Angeles, Tax & Revenue Anticipation Notes, GO, 3.00%, 6/30/05	3,000	3,031

Colorado (1.8%)

Arapahoe County School District Number 005, Cherry Creek, 1.50%, 12/15/04	2,705	2,706

Florida (1.9%)

Broward County, Certificates of Participation, 2.00%, 6/1/05, MBIA	2,880	2,888

Maryland (2.6%)

Washington Suburban Sanitation District, GO, 3.00%, 6/1/05	3,795	3,829

Massachusetts (3.1%)

Ashburnham & Westminister Regional School District, Bond Anticipation Notes, GO, 1.75%, 1/28/05	2,500	2,503
Salem, Bond Anticipation Notes, GO, 1.50%, 1/13/05	2,000	2,002

		4,505

South Carolina (1.8%)

Anderson County School District Number 001, GO, Bond Anticipation Notes, 2.00%, 8/19/05	2,700	2,706

Texas (2.7%)

Houston, GO, Public Improvements, Series A, 5.00%, 3/1/05	1,005	1,017
State Tax & Revenue Anticipation Notes, 3.00%, 8/31/05	3,000	3,036

		4,053

Vermont (1.0%)

Vermont State, GO, Series A, 1.10%, 2/1/05	1,535	1,535

TOTAL MUNICIPAL BONDS		26,304

INVESTMENT COMPANIES (3.7%)
AIM Tax-Free Money Market Fund	64,933	65
Goldman Sachs Tax-Free Money Market Fund	5,482,149	5,482

TOTAL INVESTMENT COMPANIES		5,547

TOTAL INVESTMENTS
(Cost $148,826) (a) – 99.8%		148,826
Other assets in excess of liabilities – 0.2%		231

NET ASSETS – 100.0%		$149,057

See notes to schedule of portfolio investments.

Tax-Exempt Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

(a) Cost for federal income tax and financial reporting purposes are the same.
*

Variable rate security. Rate presented represents rate in effect at October 31, 2004. Put and demand features exist allowing the fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, and semiannually.

AMBAC – Insured by AMBAC Indemnity Corp.
FGIC – Insured by Financial Guaranty Insurance Corp.
FNMA – Insured by Federal National Mortgage Assoc.
FSA – Insured by Financial Security Assurance, Inc.
GO – General Obligation
LLC – Limited Liability Company
LOC – Letter of Credit
MBIA – Insured by Municipal Bond Insurance Assoc.
NA – National Association
PCR – Pollution Control Revenue
SPA – Standby Purchase Agreement
SPI – Securities Purchase, Inc.

See notes to schedule of portfolio investments.

Institutional Prime Obligations Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

COMMERCIAL PAPER — DOMESTIC*(53.1%)

Abbey National North America LLC, 1.87%, 12/13/04	9,500	9,479
Bank of America Corp., 1.78%, 12/7/04	10,000	9,983
Bear Stearns & Cos., Inc., 1.87%, 12/6/04	9,500	9,483
Citicorp, 1.81%, 11/22/04	13,000	12,985
Credit Suisse First Boston, 1.74%, 11/10/04	9,500	9,496
General Electric Capital Corp., 1.80%,11/19/04	13,000	12,988
GlaxoSmithKline Capital PLC, 2.03%, 1/27/05	9,000	8,956
Goldman Sachs Group, Inc., 1.66%, 11/23/04	9,000	8,991
MGIC Investment Corp., 1.75%, 11/1/04	9,000	9,000
Morgan Stanley Group, Inc., 1.91%, 12/2/04	9,000	8,985
Pfizer, Inc., 1.97%, 1/12/05	9,000	8,965
Royal Bank of Scotland, 1.66%, 11/3/04	9,000	8,999
Societe General North America, 1.86%, 12/3/04	9,000	8,985
Toyota Motor Credit Corp., 1.67%, 11/4/04	9,000	8,999
UBS Financial Services, Inc., 1.63%, 11/16/04	9,000	8,994
Wal-Mart Stores, Inc., 1.93%, 12/7/04	9,000	8,983
Wells Fargo & Co., 1.90%, 12/14/04	9,000	8,980

TOTAL COMMERCIAL PAPER — DOMESTIC		163,251

U.S. GOVERNMENT AGENCIES* (23.4%)
Fannie Mae (9.5%)

1.71%, 12/1/04	9,000	8,987
1.89%, 12/22/04	10,000	9,974
1.98%, 1/5/05	10,000	9,964

		28,925

Federal Home Loan Bank(6.3%)

1.94%, 1/14/05	9,500	9,462
2.04%, 1/28/05	10,000	9,951

		19,413

Freddie Mac (7.6%)

3.25%, 11/15/04	8,000	8,005
1.71%, 11/30/04	6,000	5,992
1.72%, 12/23/04	9,500	9,476

		23,473

TOTAL U.S. GOVERNMENT AGENCIES		71,811

REPURCHASE AGREEMENTS (23.6%)

Goldman Sachs, 1.86%, 11/1/04, dated 10/29/04, with a maturity value of $36,189	36,183	36,183
Wachovia, 1.87%, 11/1/04, dated 10/29/04, with a maturity value of $36,189	36,183	36,183

TOTAL REPURCHASE AGREEMENTS		72,366

See notes to schedule of portfolio investments.

Institutional Prime Obligations Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount $	Value $

TOTAL INVESTMENTS (Cost $307,428) (a) — 100.1%		307,428
Liabilities in excess of other assets — (0.1)%		(370)

NET ASSETS — 100.0%		$307,058

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*     Rates disclosed represent yield effective at purchase.
LLC – Limited Liability Company
PLC – Public Limited Company

See notes to schedule of portfolio investments.

AmSouth Funds
Notes to Schedule of Portfolio Investments
October 31, 2004 (unaudited)

Securities Valuation:

          Investments of the money market funds are valued at amortized cost. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

          Bond and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees.  In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of electronic and matrix techniques which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges of over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.  All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Trust’s Board of Trustees.

          Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable.  Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the Trustees.

          Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”).  If the International Equity Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Pricing Committee established by the Fund’s Trustees.  A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open.  In deciding whether to make fair value adjustments, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.  The Fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices.

          Investments in investment companies are valued at their net asset values as reported by such companies.

          The differences between cost and market values of investments are reflected as unrealized appreciation or depreciation.

          Investments in restricted securities are valued by the Trustees, or by procedures approved by the Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Securities Transactions and Related Income:

          Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Net realized gains or losses from sales of securities are determined on the specific identification cost method.  Interest income and expenses are recognized on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest income includes premium amortization and discount accretion for financial reporting purposes.

AmSouth Funds
Notes to Schedule of Portfolio Investments
October 31, 2004 (unaudited)

Financial Futures Contracts:

          The Enhanced Market, Select Equity, Large Cap, Capital Growth, Mid Cap, International Equity, Limited Term Bond, Bond, and Tennessee Tax-Exempt Funds may invest in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates.  Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security.  A Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Repurchase Agreements:

          The Funds may invest in repurchase agreements with institutions that are deemed by AmSouth Asset Management Inc. (“AAMI”), (the “Advisor”), to be of good standing and creditworthy under guidelines established by the Trustees.  Each repurchase agreement is valued at cost.  The Fund requires that collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default.  If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.  The Funds, along with other affiliates of the Fund, may transfer uninvested cash balances into one or more joint trading accounts.  These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or U.S. government agency obligations, with counterparties approved by the Trustees, consistent with the Fund’s investment policy.  As of October 31, 2004, all repurchase agreements were fully collateralized by U.S. Treasury or U.S. Government Agency obligations.

Foreign Currency Translation:

          The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

          The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gains or losses from investments.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

AmSouth Funds
Notes to Schedule of Portfolio Investments
October 31, 2004 (unaudited)

Risks Associated with Foreign Securities and Currencies:

          Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

          Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests.  These factors may limit the investment opportunities available to the International Equity Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

          Forwards may involve market or credit risk in excess of the amounts reflected on the Fund’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions.  Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund.

Securities Lending:

          To generate additional income, the Funds may lend up to 33 1/3% of total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned.  The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

          When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. government securities, repurchase agreements, or other short-term corporate securities.  The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

          There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks.  Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.  The Bank of New York serves as the Securities Lending Agent.  For providing this service, the Securities Lending Agent retains 25% of the Securities Lending income.  The fee is shown as net of the Securities lending income on The Statement of Operations.  As of October 31, 2004, the following Funds had securities on loan (amounts in thousands):

AmSouth Funds
Notes to Schedule of Portfolio Investments
October 31, 2004 (unaudited)

	Market Value of Collateral	Market Value of Loaned Securities

Value Fund	$34,123	$33,255
Enhanced Market Fund	640	621
Large Cap Fund	21,588	21,050
Capital Growth Fund	23,614	22,813
Mid Cap Fund	11,507	11,112
Small Cap Fund	43,466	42,289
International Equity Fund	23,190	22,066
Balanced Fund	19,039	18,663
Government Income Fund	20,183	19,775
Limited Term Bond Fund	69,914	68,458
Bond Fund	111,782	109,649
Prime Money Market Fund	1,030	1,029
Treasury Reserve Money Market Fund	55,631	55,478

AmSouth Funds
Notes to Schedules of Portfolio Investments
October 31, 2004 (unaudited)

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2004, were as follows:

	Value Fund	Select Equity Fund	Enhanced Market Fund	Large Cap Fund	Capital Growth Fund	Mid Cap Fund	Small Cap Fund	International Equity Fund	Balanced Fund

Advertising	-	-	-	-	-	-	-	0.1%	-
Aerospace/Defense	4.5%	-	-	3.8%	2.9%	-	5.7%	1.3%	2.6%
Affiliated Securities	0.3%	1.0%	1.6%	+	+	2.9%	1.9%	-	1.6%
Airlines	-	-	-	-	-	-	-	2.0%	-
Aluminum	-	-	-	-	-	-	-	-	0.6%
Apparel	-	-	-	-	0.4%	-	3.5%	-	-
Automobile	-	-	-	-	-	-	-	5.4%	-
Banking	5.3%	-	-	-	-	-	-	16.7%	5.5%
Beverages	-	-	-	3.4%	2.9%	-	-	1.5%	1.4%
Brokerage Services	-	-	-	-	-	-	-	-	0.6%
Building Products	-	-	-	-	-	-	-	6.0%	-
Business Equipment & Services	-	-	-	-	1.9%	-	-	-	-
Business Services	-	-	-	-	-	-	3.0%	-	-
Cash Equivalents	6.6%	-	0.3%	5.8%	9.0%	6.0%	18.3%	5.5%	10.6%
Chemicals	2.2%	-	-	-	-	-	-	3.7%	0.5%
Commercial Services	-	-	-	-	-	-	0.9%	-	-
Computer & Peripherals	-	-	-	-	-	-	2.8%	-	-
Computer Hardware	4.3%	-	-	9.3%	6.3%	-	-	-	3.6%
Computer Software & Services	2.7%	-	-	14.8%	14.5%	-	-	-	3.9%
Computer Systems	-	-	-	-	-	-	-	0.3%	-
Construction	-	-	-	-	-	-	1.9%	-	-
Consumer Discretionary	-	39.3%	9.0%	-	-	17.8%	-	-	-
Consumer Goods	-	-	-	2.6%	1.9%	-	4.3%	-	4.2%
Consumer Staples	1.5%	24.3%	9.7%	-	-	3.9%	-	-	-
Data Processing - Management	-	-	-	-	-	-	-	-	1.5%
Direct Marketing	-	-	-	-	-	-	0.6%	-	-
Distribution/Wholesale	1.3%	-	-	-	-	-	3.7%	+	0.4%
Diversified	-	-	-	-	-	-	-	3.5%	-
Diversified Manufacturing	6.0%	-	-	4.5%	7.5%	-	-	-	1.0%
E-Commerce & Services	-	-	-	-	2.2%	-	-	-	-
Education	-	-	-	-	-	-	-	0.1%	-
Electrical	-	-	-	0.6%	0.4%	-	-	6.1%	0.9%
Energy	-	-	9.1%	-	-	9.6%	1.0%	1.0%	-
Entertainment	-	-	-	1.5%	0.9%	-	2.0%	-	1.3%
Financial Services	16.0%	-	18.3%	1.9%	6.6%	17.7%	0.2%	3.2%	12.5%
Food & Household Products	-	-	-	-	-	-	-	1.7%	-
Food Distributors & Wholesalers	-	-	-	2.2%	1.0%	-	-	-	-
Food Producers	0.3%	-	-	-	-	-	0.8%	-	2.6%
Food Retailer	-	-	-	-	-	-	-	2.5%	-
Forest Paper & Products	2.5%	-	-	-	-	-	0.7%	1.2%	0.9%
Gambling	-	-	-	-	-	-	-	+	-
Health Care	1.7%	2.4%	12.7%	5.9%	5.2%	8.2%	3.5%	-	3.1%
Health Care - Drugs	-	-	-	3.1%	1.9%	-	-	-	1.7%
Home Furnishing	-	-	-	-	-	-	-	0.1%	-
Hotels & Lodging	-	-	-	-	-	-	1.5%	1.3%	-
Human Resources	-	-	-	-	-	-	1.8%	-	-
Industrial Automation - Robotics	-	-	-	-	-	-	-	-	0.7%
Industrials	-	27.9%	13.1%	-	-	16.0%	-	-	-
Information Technology	-	-	17.2%	-	-	12.6%	-	-	-
Insurance	14.5%	-	-	1.8%	0.9%	-	3.8%	9.6%	5.0%
Internet Services	-	-	-	-	-	-	5.9%	-	-
Investment Companies	1.7%	-	-	0.7%	1.3%	-	-	0.9%	-
Machinery	-	-	-	-	-	-	-	1.4%	-
Machinery & Equipment	-	-	-	1.3%	-	-	1.7%	-	-
Management Consulting Services	-	-	-	-	-	-	2.4%	-	-
Manufacturing	-	-	-	-	-	-	2.1%	-	-
Materials	-	4.5%	4.0%	-	-	4.6%	-	4.4%	-
Media	-	-	-	1.2%	-	-	-	-	-
Medical Equipment	-	-	-	3.4%	4.4%	-	5.6%	-	-
Medical Products	-	-	-	-	-	-	-	0.3%	0.5%
Medical Services	-	-	-	-	-	-	2.2%	-	-
Medical/Drugs	-	-	-	-	-	-	1.8%	-	-
Metal Products	-	-	-	-	-	-	2.3%	-	-
Metals & Mining	2.0%	-	-	-	-	-	-	-	-
Multimedia	3.2%	-	-	-	-	-	-	-	0.9%
Office Equipment	-	-	-	1.2%	-	-	-	0.3%	-
Oil & Gas Production & Services	7.5%	-	-	-	1.1%	-	5.9%	3.2%	5.3%
Pharmaceuticals	2.2%	-	-	12.1%	9.7%	-	-	1.2%	3.1%
Photographic Products	-	-	-	-	-	-	-	0.5%	-
Publishing	-	-	-	-	-	-	-	3.3%	-
Raw Materials	-	-	-	0.8%	-	-	-	-	-
Real Estate	-	-	-	-	-	-	-	4.3%	-
Restaurants	1.7%	-	-	2.6%	-	-	-	-	1.5%
Retail	5.6%	-	-	13.1%	16.5%	-	6.8%	3.0%	5.7%
Semiconductors	0.5%	-	-	5.7%	6.7%	-	-	-	0.7%
Sovereign	-	-	-	-	-	-	2.1%	-	19.1%
Technology	-	-	-	-	-	-	8.3%	-	-
Telecommunication Services	-	-	2.1%	-	-	0.3%	-	-	-
Telecommunication-Equipment	-	-	-	-	-	-	3.8%	-	0.6%
Telecommunications	-	-	-	2.4%	1.1%	-	-	9.0%	-
Transportation	0.5%	-	-	-	2.1%	-	5.5%	0.7%	-
Urban Development	-	-	-	-	-	-	-	-	2.2%
Utilities	-	-	3.0%	-	-	6.3%	-	-	-
Utilities-Electric & Gas	3.3%	-	-	-	-	-	-	-	1.5%
Utilities-Telecommunications	8.9%	-	-	-	-	-	-	-	2.2%

	Strategic Portfolios: Aggressive Growth Portfolio	Strategic Portfolios: Growth Portfolio	Strategic Portfolios: Growth & Income Portfolio	Strategic Portfolios: Moderate Growth & Income Portfolio

Advertising	-	-	-	-
Aerospace/Defense	-	-	-	-
Affiliated Securities	-	-	-	-
Airlines	-	-	-	-
Aluminum	-	-	-	-
Apparel	-	-	-	-
Automobile	-	-	-	-
Banking	-	-	-	-
Beverages	-	-	-	-
Brokerage Services	-	-	-	-
Building Products	-	-	-	-
Business Equipment & Services	-	-	-	-
Business Services	-	-	-	-
Cash Equivalents	-	-	-	-
Chemicals	-	-	-	-
Commercial Services	-	-	-	-
Computer & Peripherals	-	-	-	-
Computer Hardware	-	-	-	-
Computer Software & Services	-	-	-	-
Computer Systems	-	-	-	-
Construction	-	-	-	-
Consumer Discretionary	-	-	-	-
Consumer Goods	-	-	-	-
Consumer Staples	-	-	-	-
Data Processing - Management	-	-	-	-
Direct Marketing	-	-	-	-
Distribution/Wholesale	-	-	-	-
Diversified	-	-	-	-
Diversified Manufacturing	-	-	-	-
E-Commerce & Services	-	-	-	-
Education	-	-	-	-
Electrical	-	-	-	-
Energy	-	-	-	-
Entertainment	-	-	-	-
Financial Services	-	-	-	-
Food & Household Products	-	-	-	-
Food Distributors & Wholesalers	-	-	-	-
Food Producers	-	-	-	-
Food Retailer	-	-	-	-
Forest Paper & Products	-	-	-	-
Gambling	-	-	-	-
Health Care	-	-	-	-
Health Care - Drugs	-	-	-	-
Home Furnishing	-	-	-	-
Hotels & Lodging	-	-	-	-
Human Resources	-	-	-	-
Industrial Automation - Robotics	-	-	-	-
Industrials	-	-	-	-
Information Technology	-	-	-	-
Insurance	-	-	-	-
Internet Services	-	-	-	-
Investment Companies	99.9%	99.9%	100.0%	100.1%
Machinery	-	-	-	-
Machinery & Equipment	-	-	-	-
Management Consulting Services	-	-	-	-
Manufacturing	-	-	-	-
Materials	-	-	-	-
Media	-	-	-	-
Medical Equipment	-	-	-	-
Medical Products	-	-	-	-
Medical Services	-	-	-	-
Medical/Drugs	-	-	-	-
Metal Products	-	-	-	-
Metals & Mining	-	-	-	-
Multimedia	-	-	-	-
Office Equipment	-	-	-	-
Oil & Gas Production & Services	-	-	-	-
Pharmaceuticals	-	-	-	-
Photographic Products	-	-	-	-
Publishing	-	-	-	-
Raw Materials	-	-	-	-
Real Estate	-	-	-	-
Restaurants	-	-	-	-
Retail	-	-	-	-
Semiconductors	-	-	-	-
Sovereign	-	-	-	-
Technology	-	-	-	-
Telecommunication Services	-	-	-	-
Telecommunication-Equipment	-	-	-	-
Telecommunications	-	-	-	-
Transportation	-	-	-	-
Urban Development	-	-	-	-
Utilities	-	-	-	-
Utilities-Electric & Gas	-	-	-	-
Utilities-Telecommunications	-	-	-	-

+ Amount is less than 0.1%.

AmSouth Funds
Notes to Schedules of Portfolio Investments
October 31, 2004 (unaudited)

The investment concentrations for the Bond and Money Market Funds as a percentage of net assets, by industry, as of October 31, 2004, were as follows:

	Government Income Fund	Limited Term Bond Fund	Bond Fund	Prime Money Market Fund	Tax-Exempt Money Market Fund	Institutional Prime Obligations Money Market Fund

Aerospace/Defense	-	1.0%	2.4%	-	-	-
Affiliated Securities	0.2%	0.7%	0.3%	-	-	-
Air, Water, & Solid Waste	-	-	-	-	3.0%	-
Aluminum	-	-	0.7%	-	-	-
Automotive	-	2.4%	2.2%	3.2%	-	-
Banking	-	8.0%	7.7%	13.0%	-	12.2%
Beverages	-	2.8%	1.6%	-	-	-
Brokerage Services	-	5.7%	2.0%	-	-	-
Building Products	-	-	0.3%	-	-	-
Cash Equivalents	9.1%	27.6%	17.7%	19.6%	-	23.6%
Colleges & Universities	-	-	-	-	7.0%	-
Computers & Peripherals	-	0.4%	0.8%	-	-	-
Consumer Goods	-	1.2%	1.5%	-	-	-
Consumer Products	-	-	0.1%	-	-	-
Cosmetics/Personal Care	-	2.0%	1.0%	-	-	-
Data Processing/Management	-	1.2%	1.2%	-	-	-
Education - Elementary & Secondary	-	-	-	-	3.5%	-
Educational Services	-	-	-	-	5.3%	-
Electric	-	-	-	3.9%	-	4.2%
Electric - Integrated	-	-	0.8%	-	-	-
Electrical & Electronic	-	-	2.0%	-	-	-
Electronic Components/Instruments	-	0.8%	0.6%	-	-	-
Environment	-	-	-	-	3.0%	-
Facilities Support Services	-	-	-	-	3.2%	-
Fannie Mae	16.8%	-	-	-	-	-
Federal Farm Credit Bank	11.4%	-	-	-	-	-
Federal Home Loan Bank	4.1%	-	-	-	-	-
Finance & Taxation	-	-	-	-	5.0%	-
Financial Services	-	4.1%	2.0%	16.9%	-	22.2%
Food Products & Services	-	1.8%	1.4%	-	-	-
Foreign Banking	-	-	-	6.2%	-	-
Foreign Government	-	1.2%	0.5%	-	-	-
Freddie Mac	10.6%	-	-	-	-	-
General Economy	-	-	-	-	2.6%	-
General Obligation	-	-	-	-	19.1%	-
Government National Mortgage Association	33.6%	-	-	-	-	-
Health Care	-	-	0.8%	-	-	-
Health Services	-	-	-	-	18.7%	-
Hospital & Medical Service Plans	-	0.8%	-	-	-	-
Housing	-	-	-	-	9.2%	-
Industrial Goods & Services	-	0.2%	0.6%	-	-	-
Industrial Revenue	-	-	-	-	4.4%	-
Insurance	-	7.0%	5.0%	3.2%	-	2.9%
Investment Companies	0.1%	+	0.1%	-	3.7%	-
Machinery - Construction & Mining	-	1.0%	0.9%	-	-	-
Machinery - Farm	-	-	1.1%	-	-	-
Manufacturing	-	-	0.4%	-	-	-
Meat Packing Plants	-	-	1.3%	-	-	-
Motor Vehicles	-	-	-	-	-	2.9%
Municipal Bonds	-	-	0.2%	-	-	-
Newspapers	-	1.6%	0.8%	-	-	-
Oil & Gas Production & Services	-	-	1.2%	-	-	-
Pharmaceuticals	-	3.7%	2.9%	6.3%	-	5.8%
Printing	-	0.4%	-	-	-	-
Private Export Funding	7.7%	-	-	-	-	-
Restaurants	-	1.2%	1.4%	-	-	-
Retail	-	4.0%	2.7%	3.2%	-	2.9%
Sovereign	-	44.0%	47.7%	24.8%	-	23.4%
Tennessee Valley Authority	4.6%	-	-	-	-	-
Travel	-	-	-	-	3.3%	-
U.S. Treasury Obligations	10.0%	-	-	-	-	-
Urban & Community Development	-	-	-	-	2.9%	-
Utilities	-	-	-	-	5.9%	-
Utilities - Electric & Gas	-	1.0%	1.3%	-	-	-
Utilities - Telecommunications	-	0.9%	1.3%	-	-	-

+ Amount is less than 0.1%.

AmSouth Funds
Notes to Schedules of Portfolio Investments
October 31, 2004 (unaudited)

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of October 31, 2004, were as follows:

	Municipal Bond Fund	Florida Tax-Exempt Fund	Tennessee Tax-Exempt Fund

Administration of Public Health	-	-	11.4%
Affiliated Securities	0.1%	2.7%	0.8%
Airports	-	-	1.4%
Air, Water, & Solid Waste	7.6%	5.1%	7.2%
Colleges & Universities	17.7%	1.9%	1.4%
Economic Development	-	6.8%	-
Education - Elementary & Secondary	1.9%	-	5.7%
Educational Facilities	-	12.7%	-
Educational Services	12.9%	-	5.6%
Environmental Quality	2.6%	-	-
Finance & Taxation	3.0%	14.7%	-
General Obligation	33.9%	3.2%	56.7%
Health Services	1.7%	-	2.2%
Highway & Street Construction	-	1.7%	-
Hospitals	1.0%	1.0%	-
Housing	-	0.7%	-
Investment Companies	0.3%	3.3%	0.9%
Justice & Public Order	2.2%	3.8%	-
Local & Suburban Transportation	1.5%	-	-
Mulit-Family Housing	2.0%	-	-
Regulation & Administration of Transportation	1.5%	-	-
Regulation & Administration of Utilities	6.0%	-	-
Transportation	-	12.1%	-
Urban & Community Development	2.8%	6.8%	-
Utilities	-	16.1%	5.8%
Water	-	6.4%	-

AmSouth Funds
Notes to Schedules of Portfolio Investments
October 31, 2004 (unaudited)

The table below sets forth the maturity schedule, as a percentage of net assets, of the Treasury Reserve Money Market Fund investments as of October 31, 2004:

Days	Percent

1 - 2	86.1%
3 - 14	7.9%
15 - 29	10.9%
30 - 59	8.9%
60 - 89	7.9%
90 - 179	5.9%

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

                    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmSouth Funds

By (Signature and Title)* /s/ Trent Statczar, Treasurer

Date December 29, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Calvano, President

Date December 24, 2004

By (Signature and Title)* /s/ Trent Statczar, Treasurer

Date December 29, 2004

* Print the name and title of each signing officer under his or her signature.